UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02361

Voya Intermediate Bond Portfolio

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Intermediate Bond Portfolio

The schedules are not audited.

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 28.6%
		Basic Materials: 0.7%
4,000,000		ArcelorMittal, 6.250%, 03/01/21	$4,340,000	0.1
793,000		Barrick Gold Corp., 4.100%, 05/01/23	851,306	0.0
2,368,000	#	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 3.400%, 12/01/26	2,373,025	0.1
4,480,000		Dow Chemical Co., 4.625%, 10/01/44	4,611,138	0.1
4,870,000		Eastman Chemical Co., 2.700%, 01/15/20	4,938,550	0.1
4,500,000	#	Georgia-Pacific LLC, 2.539%, 11/15/19	4,538,313	0.1
2,804,000		Goldcorp, Inc., 3.700%, 03/15/23	2,860,955	0.1
3,850,000		LYB International Finance II BV, 3.500%, 03/02/27	3,785,659	0.1
1,000,000		PolyOne Corp., 5.250%, 03/15/23	1,012,500	0.0
			29,311,446	0.7

		Communications: 3.3%
2,002,000		21st Century Fox America, Inc., 3.000%, 09/15/22	2,004,897	0.0
6,026,000		Alibaba Group Holding Ltd., 3.600%, 11/28/24	6,079,451	0.1
4,309,000		AT&T, Inc., 2.800%, 02/17/21	4,325,271	0.1
2,632,000		AT&T, Inc., 3.600%, 02/17/23	2,668,764	0.1
3,818,000		AT&T, Inc., 3.800%, 03/15/22	3,953,203	0.1
4,485,000		AT&T, Inc., 4.125%, 02/17/26	4,555,993	0.1
3,530,000		AT&T, Inc., 4.250%, 03/01/27	3,588,421	0.1
3,663,000		AT&T, Inc., 4.550%, 03/09/49	3,297,901	0.1
7,562,000		AT&T, Inc., 4.800%, 06/15/44	7,110,080	0.2
2,364,000		AT&T, Inc., 5.150%, 03/15/42	2,353,033	0.1
184,000		AT&T, Inc., 5.350%, 09/01/40	189,645	0.0
1,500,000		AT&T, Inc., 5.450%, 03/01/47	1,532,886	0.0
3,047,000		CBS Corp., 2.900%, 01/15/27	2,843,543	0.1
2,997,000		CBS Corp., 4.600%, 01/15/45	2,934,884	0.1
500,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	516,195	0.0
2,890,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/22	3,046,947	0.1
5,206,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/25	5,506,313	0.1
2,247,000	#	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.375%, 05/01/47	2,264,983	0.1
3,430,000	#	CommScope Technologies LLC, 5.000%, 03/15/27	3,433,259	0.1
1,000,000		CSC Holdings LLC, 5.250%, 06/01/24	998,750	0.0
1,000,000		DISH DBS Corp., 5.125%, 05/01/20	1,045,000	0.0
1,000,000		DISH DBS Corp., 5.000%, 03/15/23	1,007,000	0.0
3,052,000		eBay, Inc., 4.000%, 07/15/42	2,603,753	0.1
6,250,000		Level 3 Communications, Inc., 5.750%, 12/01/22	6,484,375	0.1
575,000		Netflix, Inc., 5.750%, 03/01/24	615,940	0.0
3,250,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	3,331,250	0.1
2,800,000		Outfront Media Capital LLC / Outfront Media Capital Corp., 5.625%, 02/15/24	2,936,500	0.1
2,040,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/19	2,065,416	0.0
3,325,000	#	Sirius XM Radio, Inc., 5.375%, 04/15/25	3,411,450	0.1
1,425,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	1,443,833	0.0
3,953,000		Time Warner Cable LLC, 5.875%, 11/15/40	4,208,894	0.1
4,210,000		Time Warner, Inc., 4.050%, 12/15/23	4,369,197	0.1
3,066,000		Time Warner, Inc., 4.850%, 07/15/45	2,992,379	0.1
4,577,000		Time Warner, Inc., 5.350%, 12/15/43	4,711,999	0.1
914,000		Time Warner, Inc., 6.500%, 11/15/36	1,089,387	0.0
1,000,000		T-Mobile USA, Inc., 6.731%, 04/28/22	1,038,800	0.0
7,380,000		Verizon Communications, Inc., 3.000%, 11/01/21	7,416,634	0.2
2,802,000		Verizon Communications, Inc., 3.500%, 11/01/24	2,782,789	0.1
909,000		Verizon Communications, Inc., 4.150%, 03/15/24	944,368	0.0
9,136,000	#	Verizon Communications, Inc., 4.812%, 03/15/39	8,925,808	0.2
3,466,000		Verizon Communications, Inc., 4.862%, 08/21/46	3,345,914	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
5,578,000		Verizon Communications, Inc., 5.012%, 08/21/54	$5,346,463	0.1
3,988,000		Verizon Communications, Inc., 5.050%, 03/15/34	4,063,006	0.1
960,000		Viacom, Inc., 4.375%, 03/15/43	834,915	0.0
			140,219,489	3.3

		Consumer, Cyclical: 1.8%
2,005,000	#	AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	2,032,569	0.0
3,810,000		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/29	3,726,866	0.1
3,280,000		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/30	3,297,384	0.1
3,163,000		CVS Health Corp., 5.125%, 07/20/45	3,497,399	0.1
75,293		CVS Pass-Through Trust, 6.943%, 01/10/30	89,675	0.0
1,590,000		Ford Motor Co., 4.750%, 01/15/43	1,498,763	0.0
2,760,000		Ford Motor Co., 5.291%, 12/08/46	2,773,872	0.1
2,728,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/25	2,745,844	0.1
1,633,000		Ford Motor Credit Co. LLC, 8.125%, 01/15/20	1,877,651	0.0
3,952,000		General Motors Financial Co., Inc., 4.000%, 10/06/26	3,901,999	0.1
2,010,000		General Motors Financial Co., Inc., 4.350%, 01/17/27	2,030,391	0.0
2,367,000		General Motors Financial Co., Inc., 4.300%, 07/13/25	2,407,677	0.1
620,000		Goodyear Tire & Rubber Co/The, 4.875%, 03/15/27	621,550	0.0
908,000		Kohl's Corp., 5.550%, 07/17/45	823,913	0.0
5,650,000		Lowe's Cos, Inc., 3.700%, 04/15/46	5,257,387	0.1
4,890,000		McDonald's Corp., 4.875%, 12/09/45	5,219,909	0.1
5,417,000		MDC Holdings, Inc., 6.000%, 01/15/43	4,841,985	0.1
3,210,000		MGM Resorts International, 4.625%, 09/01/26	3,129,750	0.1
200,000	#	Nemak SA de CV, 5.500%, 02/28/23	208,750	0.0
4,259,000		Newell Brands, Inc., 5.500%, 04/01/46	4,850,285	0.1
2,670,000		Nordstrom, Inc., 4.000%, 03/15/27	2,664,412	0.1
3,870,000		NVR, Inc., 3.950%, 09/15/22	4,008,612	0.1
3,310,000		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/30	3,260,350	0.1
3,685,000		United Airlines 2016-2 Class A Pass Through Trust, 3.100%, 04/07/30	3,549,134	0.1
8,310,000		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/30	8,040,507	0.2
			76,356,634	1.8

		Consumer, Non-cyclical: 4.2%
3,378,000		Abbott Laboratories, 2.800%, 09/15/20	3,415,653	0.1
1,384,000		Abbott Laboratories, 3.750%, 11/30/26	1,384,888	0.0
3,801,000		Abbott Laboratories, 4.750%, 11/30/36	3,930,128	0.1
7,228,000		Abbott Laboratories, 4.900%, 11/30/46	7,523,632	0.2
1,780,000		AbbVie, Inc., 3.200%, 11/06/22	1,802,029	0.0
3,503,000		AbbVie, Inc., 3.200%, 05/14/26	3,373,575	0.1
2,070,000		AbbVie, Inc., 3.600%, 05/14/25	2,073,813	0.0
7,341,000		AbbVie, Inc., 4.450%, 05/14/46	7,049,893	0.2
1,590,000		Actavis Funding SCS, 3.450%, 03/15/22	1,621,953	0.0
1,769,000		Aetna, Inc., 2.800%, 06/15/23	1,756,691	0.0
17,792,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	18,022,424	0.4
3,932,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/36	4,175,576	0.1
4,303,000		Celgene Corp., 2.250%, 05/15/19	4,328,000	0.1
3,655,000		CHS/Community Health Systems, Inc., 5.125%, 08/01/21	3,627,587	0.1
499,000		Envision Healthcare Corp., 5.625%, 07/15/22	513,346	0.0
5,840,000		Estee Lauder Cos, Inc./The, 3.150%, 03/15/27	5,824,863	0.1
2,470,000		Express Scripts Holding Co., 3.400%, 03/01/27	2,330,912	0.1
3,560,000		Express Scripts Holding Co., 3.000%, 07/15/23	3,445,265	0.1
1,000,000		HCA, Inc., 5.875%, 03/15/22	1,102,500	0.0
2,210,000	#	Hill-Rom Holdings, Inc., 5.000%, 02/15/25	2,212,762	0.1
1,334,000		Humana, Inc., 3.150%, 12/01/22	1,341,354	0.0
3,770,000	#	Imperial Brands Finance PLC, 2.950%, 07/21/20	3,820,556	0.1
2,113,000	#	Imperial Brands Finance PLC, 3.750%, 07/21/22	2,172,424	0.1
3,296,000		Kraft Heinz Foods Co., 4.375%, 06/01/46	3,092,314	0.1
3,990,000		Kroger Co., 4.450%, 02/01/47	3,927,796	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
4,723,000		Medtronic, Inc., 4.375%, 03/15/35	$4,953,001	0.1
1,880,000		Medtronic, Inc., 4.625%, 03/15/45	2,024,173	0.0
3,675,000		Mylan NV, 3.150%, 06/15/21	3,693,897	0.1
2,830,000		Mylan NV, 3.750%, 12/15/20	2,905,193	0.1
3,845,000		Mylan NV, 3.950%, 06/15/26	3,770,368	0.1
5,379,000		PepsiCo, Inc., 4.450%, 04/14/46	5,735,638	0.1
3,898,000		Pfizer, Inc., 4.400%, 05/15/44	4,078,692	0.1
3,854,000		Philip Morris International, Inc., 4.250%, 11/10/44	3,823,415	0.1
3,215,000	#	Post Holdings, Inc., 5.000%, 08/15/26	3,086,400	0.1
4,275,000		Reynolds American, Inc., 5.850%, 08/15/45	5,042,760	0.1
470,000	L	RR Donnelley & Sons Co., 6.500%, 11/15/23	458,250	0.0
10,760,000		Shire Acquisitions Investments Ireland DAC, 2.875%, 09/23/23	10,453,674	0.2
2,200,000		Sysco Corp., 2.500%, 07/15/21	2,194,650	0.1
2,990,000		Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/23	2,841,382	0.1
9,660,000	L	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/26	8,918,778	0.2
3,760,000		Thermo Fisher Scientific, Inc., 2.950%, 09/19/26	3,586,867	0.1
2,020,000		United Rentals North America, Inc., 5.500%, 07/15/25	2,088,175	0.1
1,137,000		UnitedHealth Group, Inc., 4.250%, 04/15/47	1,165,264	0.0
3,960,000		UnitedHealth Group, Inc., 4.200%, 01/15/47	4,024,655	0.1
5,000,000	#	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/21	4,050,000	0.1
4,500,000		Zimmer Biomet Holdings, Inc., 3.550%, 04/01/25	4,456,908	0.1
			177,222,074	4.2

		Energy: 3.3%
961,000	L	Anadarko Petroleum Corp., 5.550%, 03/15/26	1,068,261	0.0
3,181,000		Anadarko Petroleum Corp., 4.850%, 03/15/21	3,405,585	0.1
2,040,000		Apache Corp., 5.100%, 09/01/40	2,105,729	0.1
5,517,000		Boardwalk Pipelines L.P., 5.950%, 06/01/26	6,119,694	0.1
2,550,000		BP Capital Markets PLC, 3.062%, 03/17/22	2,586,628	0.1
2,089,000		BP Capital Markets PLC, 3.119%, 05/04/26	2,046,489	0.1
6,540,000		BP Capital Markets PLC, 3.224%, 04/14/24	6,548,227	0.2
1,937,000		Cenovus Energy, Inc., 3.800%, 09/15/23	1,959,146	0.0
2,522,000		Columbia Pipeline Group, Inc., 4.500%, 06/01/25	2,646,435	0.1
4,760,000		Enable Midstream Partners L.P., 3.900%, 05/15/24	4,652,138	0.1
2,932,000		Enbridge Energy Partners L.P., 9.875%, 03/01/19	3,336,267	0.1
2,018,000		Enbridge, Inc., 3.500%, 06/10/24	1,984,035	0.0
5,150,000		Energy Transfer Partners L.P., 4.200%, 04/15/27	5,097,892	0.1
771,000		Energy Transfer Partners L.P., 4.650%, 06/01/21	811,878	0.0
5,150,000		Energy Transfer Partners L.P., 5.300%, 04/15/47	4,961,670	0.1
3,770,000		Energy Transfer Partners L.P., 9.700%, 03/15/19	4,288,560	0.1
2,091,000		Enterprise Products Operating LLC, 3.700%, 02/15/26	2,095,278	0.1
1,540,000		Enterprise Products Operating LLC, 3.750%, 02/15/25	1,551,194	0.0
3,058,000		Enterprise Products Operating LLC, 4.900%, 05/15/46	3,135,208	0.1
424,000		Enterprise Products Operating LLC, 5.700%, 02/15/42	475,132	0.0
3,510,000		Exxon Mobil Corp., 2.726%, 03/01/23	3,523,429	0.1
4,149,000		Exxon Mobil Corp., 3.043%, 03/01/26	4,152,921	0.1
2,858,000		Hess Corp., 4.300%, 04/01/27	2,819,640	0.1
4,443,000		Hess Corp., 5.800%, 04/01/47	4,634,547	0.1
1,675,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	1,698,507	0.0
1,489,000	L	Kinder Morgan Energy Partners L.P., 4.300%, 05/01/24	1,515,649	0.0
3,893,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/44	3,862,117	0.1
2,116,000	L	Kinder Morgan, Inc./DE, 4.300%, 06/01/25	2,165,134	0.1
2,271,000		Marathon Petroleum Corp., 5.000%, 09/15/54	1,986,909	0.1
5,878,000		Occidental Petroleum Corp., 3.500%, 06/15/25	5,938,214	0.1
4,160,000		Occidental Petroleum Corp., 4.625%, 06/15/45	4,357,754	0.1
561,000		Petroleos Mexicanos, 4.875%, 01/18/24	567,451	0.0
3,748,000		Phillips 66 Partners L.P., 3.550%, 10/01/26	3,586,630	0.1
1,067,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	1,096,219	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
1,067,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	$1,113,681	0.0
5,604,000	#	Sabine Pass Liquefaction LLC, 4.200%, 03/15/28	5,530,985	0.1
5,945,000		Shell International Finance BV, 3.250%, 05/11/25	6,008,510	0.1
1,780,000		Shell International Finance BV, 4.375%, 05/11/45	1,810,707	0.0
7,275,000		Shell International Finance BV, 4.000%, 05/10/46	7,011,325	0.2
2,950,000		Spectra Energy Partners L.P., 3.375%, 10/15/26	2,813,495	0.1
1,891,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	1,927,685	0.0
2,200,000		Sunoco Logistics Partners Operations L.P., 5.350%, 05/15/45	2,152,542	0.1
1,345,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/25	1,408,888	0.0
4,708,000		Williams Partners L.P., 3.600%, 03/15/22	4,780,381	0.1
3,850,000		Williams Partners L.P., 5.400%, 03/04/44	3,940,463	0.1
			141,279,229	3.3

		Financial: 10.4%
5,220,000	#,L	ABN AMRO Bank NV, 4.800%, 04/18/26	5,420,819	0.1
1,173,700		Aegon NV, 2.290%, 07/29/49	979,453	0.0
4,628,000		American International Group, Inc., 4.500%, 07/16/44	4,428,311	0.1
354,000		American International Group, Inc., 8.175%, 05/15/58	461,085	0.0
3,813,000		Air Lease Corp., 3.625%, 04/01/27	3,713,302	0.1
4,395,000		Air Lease Corp., 3.000%, 09/15/23	4,300,446	0.1
3,300,000		Ally Financial, Inc., 7.500%, 09/15/20	3,714,563	0.1
4,801,000		American Tower Corp., 3.500%, 01/31/23	4,835,073	0.1
4,285,000		Aon PLC, 4.750%, 05/15/45	4,295,515	0.1
6,892,000	#	Athene Global Funding, 2.875%, 10/23/18	6,933,469	0.2
3,870,000	#	Athene Global Funding, 4.000%, 01/25/22	3,937,609	0.1
4,897,000		Bank of America Corp., 2.503%, 10/21/22	4,775,692	0.1
2,154,000		Bank of America Corp., 2.625%, 10/19/20	2,161,817	0.1
7,000,000		Bank of America Corp., 3.824%, 01/20/28	7,028,469	0.2
5,058,000		Bank of America Corp., 3.875%, 08/01/25	5,156,292	0.1
1,732,000		Bank of America Corp., 3.950%, 04/21/25	1,727,284	0.0
4,587,000		Bank of America Corp., 4.250%, 10/22/26	4,666,341	0.1
2,258,000		Bank of America Corp., 4.200%, 08/26/24	2,302,799	0.1
2,078,000		Bank of America Corp., 4.000%, 04/01/24	2,157,567	0.1
1,702,000		Bank of America Corp., 4.750%, 04/21/45	1,716,377	0.0
9,552,000		Barclays PLC, 3.250%, 01/12/21	9,631,864	0.2
2,159,000		Barclays PLC, 4.337%, 01/10/28	2,159,091	0.1
2,605,000	#	BNP Paribas SA, 3.800%, 01/10/24	2,594,038	0.1
3,997,000		Bank of New York Mellon Corp., 4.625%, 12/29/49	3,847,113	0.1
5,410,000		Boston Properties L.P., 2.750%, 10/01/26	4,989,205	0.1
3,335,000	#	BPCE SA, 5.150%, 07/21/24	3,430,134	0.1
2,223,000		Brixmor Operating Partnership LP, 3.875%, 08/15/22	2,278,577	0.1
3,650,000		Brookfield Finance LLC, 4.000%, 04/01/24	3,676,258	0.1
4,280,000		Capital One Financial Corp., 3.750%, 03/09/27	4,262,443	0.1
5,538,000	L	CBL & Associates L.P., 5.950%, 12/15/26	5,352,422	0.1
1,026,000		Citigroup, Inc., 3.200%, 10/21/26	981,249	0.0
3,940,000		Citigroup, Inc., 3.887%, 01/10/28	3,965,121	0.1
6,225,000		Citigroup, Inc., 4.450%, 09/29/27	6,329,841	0.1
3,880,000		Citigroup, Inc., 4.750%, 05/18/46	3,842,709	0.1
4,879,000		Citigroup, Inc., 5.500%, 09/13/25	5,342,612	0.1
2,757,000	#	Citizens Financial Group, Inc., 4.150%, 09/28/22	2,836,619	0.1
663,000	#,L	Commonwealth Bank of Australia, 2.750%, 03/10/22	665,018	0.0
2,791,000	#	Commonwealth Bank of Australia, 2.850%, 05/18/26	2,699,944	0.1
6,240,000		Cooperatieve Rabobank UA, 4.375%, 08/04/25	6,410,920	0.1
1,370,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	1,604,613	0.0
3,340,000	#	Credit Agricole SA/London, 4.125%, 01/10/27	3,319,649	0.1
4,514,000	#	Credit Suisse AG, 6.500%, 08/08/23	4,966,872	0.1
5,610,000	#	Credit Suisse Group AG, 3.574%, 01/09/23	5,605,961	0.1
2,176,000	#	Credit Suisse Group AG, 4.282%, 01/09/28	2,169,955	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
2,553,000		Credit Suisse Group Funding Guernsey Ltd., 3.450%, 04/16/21	$2,588,967	0.1
3,819,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/22	3,878,118	0.1
2,445,000	#	Dana Financing Luxembourg Sarl, 5.750%, 04/15/25	2,472,506	0.1
5,844,000		Discover Financial Services, 4.100%, 02/09/27	5,857,091	0.1
2,759,000		E*TRADE Financial Corp., 4.625%, 09/15/23	2,829,131	0.1
1,000,000		Equinix, Inc., 5.375%, 04/01/23	1,046,250	0.0
5,836,000		Equity One, Inc., 3.750%, 11/15/22	6,009,283	0.1
3,215,000	#	ESH Hospitality, Inc., 5.250%, 05/01/25	3,249,143	0.1
3,470,000		Goldman Sachs Group, Inc., 2.625%, 04/25/21	3,463,476	0.1
4,284,000		Goldman Sachs Group, Inc., 2.600%, 04/23/20	4,310,694	0.1
3,870,000		Goldman Sachs Group, Inc., 3.500%, 11/16/26	3,796,354	0.1
3,465,000		Goldman Sachs Group, Inc., 4.250%, 10/21/25	3,537,865	0.1
1,922,000		Goldman Sachs Group, Inc., 5.150%, 05/22/45	2,023,155	0.0
3,984,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	4,929,718	0.1
4,119,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	5,260,634	0.1
2,540,000		Hartford Financial Services Group, Inc., 8.125%, 06/15/68	2,711,450	0.1
5,994,000	#	HBOS PLC, 6.750%, 05/21/18	6,278,451	0.1
3,170,000		HCP, Inc., 3.875%, 08/15/24	3,192,349	0.1
1,910,000		HCP, Inc., 4.000%, 12/01/22	1,972,367	0.0
3,530,000		HSBC Holdings PLC, 4.041%, 03/13/28	3,572,166	0.1
3,400,000	#	ING Bank NV, 2.000%, 11/26/18	3,398,490	0.1
2,700,000		ING Groep NV, 3.150%, 03/29/22	2,710,014	0.1
5,637,000		ING Groep NV, 3.950%, 03/29/27	5,652,462	0.1
3,437,000	#	International Lease Finance Corp., 7.125%, 09/01/18	3,674,321	0.1
2,836,000		Intesa Sanpaolo SpA, 3.875%, 01/15/19	2,904,308	0.1
3,869,000		JPMorgan Chase & Co., 2.550%, 10/29/20	3,887,649	0.1
3,850,000		JPMorgan Chase & Co., 3.625%, 12/01/27	3,753,608	0.1
6,068,000		JPMorgan Chase & Co., 3.900%, 07/15/25	6,278,244	0.1
6,751,000		JPMorgan Chase & Co., 4.125%, 12/15/26	6,891,576	0.2
3,508,000		JPMorgan Chase & Co., 6.100%, 10/29/49	3,711,464	0.1
1,758,000		JPMorgan Chase & Co., 6.000%, 12/29/49	1,837,637	0.0
3,793,000		JPMorgan Chase & Co., 6.125%, 12/29/49	4,025,321	0.1
2,056,000		Kite Realty Group L.P., 4.000%, 10/01/26	1,973,879	0.0
3,818,000	#	Liberty Mutual Group, Inc., 4.850%, 08/01/44	3,884,979	0.1
4,233,000		Manufacturers & Traders Trust Co., 2.100%, 02/06/20	4,225,575	0.1
1,145,000		Metlife, Inc., 6.400%, 12/15/66	1,259,500	0.0
1,466,000		Mitsubishi UFJ Financial Group, Inc., 2.950%, 03/01/21	1,479,890	0.0
4,951,000		Mizuho Financial Group, Inc., 2.273%, 09/13/21	4,840,830	0.1
4,430,000		Morgan Stanley, 3.125%, 07/27/26	4,240,161	0.1
3,720,000		Morgan Stanley, 3.875%, 01/27/26	3,776,101	0.1
3,219,000		Morgan Stanley, 3.950%, 04/23/27	3,193,856	0.1
4,591,000		Morgan Stanley, 4.000%, 07/23/25	4,744,170	0.1
1,380,000		MPT Operating Partnership L.P. / MPT Finance Corp., 6.375%, 02/15/22	1,428,300	0.0
3,518,000		MUFG Americas Holdings Corp., 2.250%, 02/10/20	3,515,953	0.1
2,661,000	#	Nordea Bank AB, 6.125%, 12/29/49	2,697,589	0.1
2,761,000		Old Republic International Corp., 3.875%, 08/26/26	2,727,992	0.1
3,820,000	#	Ontario Teachers' Cadillac Fairview Properties Trust, 3.875%, 03/20/27	3,879,752	0.1
3,716,000		PNC Bank NA, 2.250%, 07/02/19	3,744,056	0.1
6,333,000		Royal Bank of Scotland Group PLC, 3.875%, 09/12/23	6,249,468	0.1
600,000	#	Royal Bank of Scotland Group PLC, 6.990%, 10/29/49	678,000	0.0
3,515,000		Santander UK Group Holdings PLC, 3.571%, 01/10/23	3,519,011	0.1
4,800,000	#	Santander UK Group Holdings PLC, 5.625%, 09/15/45	4,927,853	0.1
5,202,000		Santander UK PLC, 2.375%, 03/16/20	5,217,185	0.1
2,380,000	#	Santander UK PLC, 5.000%, 11/07/23	2,487,957	0.1
8,475,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 3.750%, 03/23/27	8,545,385	0.2

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
4,252,000		Select Income REIT, 4.150%, 02/01/22	$4,295,294	0.1
5,741,000		Senior Housing Properties Trust, 3.250%, 05/01/19	5,768,924	0.1
4,040,000		Simon Property Group L.P., 4.250%, 11/30/46	3,917,499	0.1
4,000,000	#,L	Societe Generale SA, 4.000%, 01/12/27	3,917,156	0.1
7,600,000	#,L	Standard Chartered PLC, 4.300%, 02/19/27	7,487,360	0.2
8,133,000		Sumitomo Mitsui Banking Corp., 2.450%, 01/16/20	8,167,964	0.2
2,850,000	L	Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/21	2,818,670	0.1
343,000		Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/26	328,596	0.0
2,153,000		Toronto-Dominion Bank, 3.625%, 09/15/31	2,111,845	0.0
1,650,000		Trinity Acquisition PLC, 6.125%, 08/15/43	1,775,639	0.0
4,149,000		UBS AG/Stamford CT, 7.625%, 08/17/22	4,807,446	0.1
6,858,000	#	UBS Group Funding Jersey Ltd., 4.125%, 04/15/26	6,983,940	0.2
3,101,000	#	UBS Group Funding Jersey Ltd., 4.125%, 09/24/25	3,158,775	0.1
5,165,000		Washington Real Estate Investment Trust, 3.950%, 10/15/22	5,194,890	0.1
2,047,000		Wells Fargo & Co., 3.000%, 10/23/26	1,962,101	0.0
5,369,000		Wells Fargo & Co., 4.100%, 06/03/26	5,499,375	0.1
3,304,000		XLIT Ltd., 5.500%, 03/31/45	3,312,680	0.1
			444,124,369	10.4

		Industrial: 1.1%
2,130,000		Amphenol Corp., 3.200%, 04/01/24	2,135,973	0.0
3,270,000		BNSF Funding Trust I, 6.613%, 12/15/55	3,768,675	0.1
308,000	#,L	Cemex SAB de CV, 6.125%, 05/05/25	329,468	0.0
8,700,000		FedEx Corp., 4.400%, 01/15/47	8,501,544	0.2
4,628,000		General Electric Co., 5.000%, 12/29/49	4,882,540	0.1
3,903,000	#	Novelis Corp., 5.875%, 09/30/26	3,990,817	0.1
2,180,000	#,L	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	2,310,800	0.0
2,630,000		Rockwell Collins, Inc., 3.200%, 03/15/24	2,628,330	0.1
1,500,000		Rockwell Collins, Inc., 3.500%, 03/15/27	1,503,597	0.0
2,590,000		Roper Technologies, Inc., 2.800%, 12/15/21	2,595,429	0.1
3,819,000	#	Siemens Financieringsmaatschappij NV, 3.300%, 09/15/46	3,330,775	0.1
2,700,000	#	Siemens Financieringsmaatschappij NV, 3.400%, 03/16/27	2,727,073	0.1
3,060,000	#	Siemens Financieringsmaatschappij NV, 4.200%, 03/16/47	3,110,667	0.1
3,835,000		Textron, Inc., 3.650%, 03/15/27	3,816,005	0.1
			45,631,693	1.1

		Technology: 2.6%
3,900,000		Analog Devices, Inc., 3.125%, 12/05/23	3,886,100	0.1
1,538,000		Analog Devices, Inc., 3.500%, 12/05/26	1,526,128	0.0
3,810,000		Apple, Inc., 2.450%, 08/04/26	3,608,112	0.1
3,620,000		Apple, Inc., 3.000%, 02/09/24	3,653,583	0.1
7,810,000		Apple, Inc., 3.350%, 02/09/27	7,892,567	0.2
2,727,000		Apple, Inc., 4.650%, 02/23/46	2,931,239	0.1
1,870,000		Applied Materials, Inc., 3.300%, 04/01/27	1,874,544	0.0
3,750,000		Applied Materials, Inc., 3.900%, 10/01/25	3,959,925	0.1
3,620,000	#	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.625%, 01/15/24	3,651,219	0.1
1,395,000		CDW LLC / CDW Finance Corp., 5.000%, 09/01/25	1,424,644	0.0
4,948,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 4.420%, 06/15/21	5,178,710	0.1
5,794,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 06/15/23	6,258,667	0.1
3,994,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.020%, 06/15/26	4,369,959	0.1
2,690,000	#	Everett Spinco, Inc., 4.250%, 04/15/24	2,739,093	0.1
3,830,000	#	Everett Spinco, Inc., 4.750%, 04/15/27	3,912,808	0.1
3,755,000	#	First Data Corp., 5.750%, 01/15/24	3,887,364	0.1
2,470,000		Hewlett Packard Enterprise Co., 4.400%, 10/15/22	2,589,486	0.1
2,900,000		International Business Machines Corp., 2.875%, 11/09/22	2,935,647	0.1
3,022,000		KLA-Tencor Corp., 4.125%, 11/01/21	3,166,781	0.1
2,310,000		Microsoft Corp., 2.875%, 02/06/24	2,326,343	0.0
2,596,000		Microsoft Corp., 3.300%, 02/06/27	2,641,095	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
4,150,000		Microsoft Corp., 3.700%, 08/08/46	$3,897,556	0.1
2,320,000		Microsoft Corp., 4.200%, 11/03/35	2,436,408	0.1
5,460,000		Microsoft Corp., 4.250%, 02/06/47	5,609,200	0.1
5,871,000		Microsoft Corp., 4.450%, 11/03/45	6,215,546	0.1
2,730,000		Oracle Corp., 3.850%, 07/15/36	2,678,411	0.1
5,926,000		Oracle Corp., 4.125%, 05/15/45	5,777,619	0.1
4,511,000		Oracle Corp., 4.300%, 07/08/34	4,692,419	0.1
3,590,000	#	Seagate HDD Cayman, 4.875%, 03/01/24	3,531,706	0.1
			109,252,879	2.6

		Utilities: 1.2%
2,190,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	2,078,748	0.0
2,640,000		Consolidated Edison Co. of New York, Inc., 2.900%, 12/01/26	2,571,141	0.1
2,015,000		Duke Energy Carolinas LLC, 2.950%, 12/01/26	1,984,511	0.0
3,090,000		Duke Energy Carolinas LLC, 3.875%, 03/15/46	3,028,061	0.1
4,050,000		Entergy Corp., 2.950%, 09/01/26	3,850,671	0.1
2,696,000		Exelon Corp., 3.400%, 04/15/26	2,656,417	0.1
3,740,000		Exelon Corp., 3.497%, 06/01/22	3,778,447	0.1
2,203,000		FirstEnergy Corp., 4.250%, 03/15/23	2,279,059	0.0
3,810,000		Great Plains Energy, Inc., 3.900%, 04/01/27	3,849,060	0.1
4,976,000	#	Jersey Central Power & Light Co., 4.300%, 01/15/26	5,185,360	0.1
2,520,000		Metropolitan Edison Co., 7.700%, 01/15/19	2,749,575	0.1
1,500,000		Mississippi Power Co., 4.250%, 03/15/42	1,288,872	0.0
2,398,000		Nevada Power Co., 7.125%, 03/15/19	2,643,963	0.1
2,630,000	#	New York State Electric & Gas Corp., 3.250%, 12/01/26	2,619,214	0.1
1,786,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	1,812,303	0.0
1,308,000		NiSource Finance Corp., 5.950%, 06/15/41	1,570,802	0.0
1,460,000		TransAlta Corp., 4.500%, 11/15/22	1,469,125	0.0
2,640,000		Virginia Electric & Power Co., 2.950%, 11/15/26	2,581,859	0.1
5,090,000		Wisconsin Public Service Corp., 1.650%, 12/04/18	5,082,981	0.1
			53,080,169	1.2

	Total Corporate Bonds/Notes
	(Cost $1,211,520,498)		1,216,477,982	28.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 13.1%
7,681,427		Alternative Loan Trust 2005-10CB 1A1, 1.482%, 05/25/35	6,114,344	0.2
6,146,629		Alternative Loan Trust 2005-51 3A2A, 1.928%, 11/20/35	5,401,668	0.1
2,824,433		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/35	2,529,552	0.1
3,473,613		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/35	3,341,449	0.1
873,044	^	Alternative Loan Trust 2005-J3 2A2, 4.018%, 05/25/35	82,423	0.0
2,060,569		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/36	1,610,760	0.0
5,573,434		Alternative Loan Trust 2006-HY11 A1, 1.102%, 06/25/36	4,689,150	0.1
3,158,262		Alternative Loan Trust 2007-23CB A3, 1.482%, 09/25/37	2,003,690	0.1
848,624	#	Angel Oak Mortgage Trust LLC 2015-1 A, 4.500%, 11/25/45	853,895	0.0
353,219		Banc of America Funding 2007 8 Trust 4A1, 6.000%, 08/25/37	309,271	0.0
725,338		Banc of America Mortgage 2005-J Trust 2A4, 3.426%, 11/25/35	674,911	0.0
119,061	#	BCAP LLC 2011-RR5-I Trust 12A1, 5.080%, 03/26/37	117,065	0.0
1,641,832		Bear Stearns ALT-A Trust 2005-10 22A1, 3.308%, 01/25/36	1,525,273	0.0
797,103		Bear Stearns ALT-A Trust 2005-4 23A1, 3.404%, 05/25/35	771,798	0.0
2,067,046		Bear Stearns ALT-A Trust 2006-6 31A1, 3.176%, 11/25/36	1,852,267	0.1
1,722,233		Bear Stearns ALT-A Trust 2006-6 32A1, 3.135%, 11/25/36	1,406,418	0.0
24,718		Bear Stearns ARM Trust 2005-12 13A1, 3.534%, 02/25/36	23,855	0.0
323,670		Bear Stearns ARM Trust 2005-2 A2, 3.636%, 03/25/35	326,980	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,760,082		Bear Stearns ARM Trust 2005-9 A1, 2.830%, 10/25/35	$1,701,585	0.0
268,699		Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 3.504%, 01/26/36	244,524	0.0
77,857		Bear Sterns ARM Trust 2003-8 4A1, 3.362%, 01/25/34	77,908	0.0
2,493,126	#	Bellemeade Re Ltd. 2015-1A M2, 5.282%, 07/25/25	2,508,351	0.1
1,269,627		Chase Mortgage Finance Trust Series 2005-A1 1A1, 3.148%, 12/25/35	1,230,258	0.0
4,733,807		CHL Mortgage Pass-Through Trust 2004-22 A3, 3.097%, 11/25/34	4,654,238	0.1
201,735		CHL Mortgage Pass-Through Trust 2004-HYB9 1A1, 3.312%, 02/20/35	203,102	0.0
34,257		CHL Mortgage Pass-Through Trust 2005-2 2A3, 1.662%, 03/25/35	30,479	0.0
467,695		Citicorp Mortgage Securities Trust Series 2006-4 2A1, 5.500%, 08/25/36	478,710	0.0
1,540,179		Citicorp Mortgage Securities Trust Series 2007-1 1A1, 6.000%, 01/25/37	1,581,360	0.0
233,609		Citigroup Mortgage Loan Trust 2006-AR1 1A1, 3.210%, 10/25/35	232,879	0.0
2,794,274		Citigroup Mortgage Loan Trust 2007-10 22AA, 3.365%, 09/25/37	2,406,816	0.1
168,557		Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2A, 3.067%, 08/25/35	166,192	0.0
4,918,207		Citigroup Mortgage Loan Trust, Inc. 2005-8 3A1, 5.500%, 09/25/35	4,981,309	0.1
504,807		CitiMortgage Alternative Loan Trust Series 2007-A2 1A5, 6.000%, 02/25/37	458,179	0.0
1,514,243		Countrywide Alternative Loan Trust 2005-53T2 2A6, 1.482%, 11/25/35	964,535	0.0
321,699		DSLA Mortgage Loan Trust 2004-AR3 2A1, 2.881%, 07/19/44	319,618	0.0
1,163,501		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 1.258%, 08/19/45	962,125	0.0
1,000,000		Fannie Mae 2011-128 KB, 4.500%, 12/25/41	1,106,630	0.0
10,686,051		Fannie Mae 2011-99 CZ, 4.500%, 10/25/41	11,884,396	0.3
46,303,740	^	Fannie Mae 2016-82 SD, 5.068%, 11/25/46	8,215,159	0.2
1,900,000		Fannie Mae Connecticut Avenue Securities 2014-C01 M2, 5.382%, 01/25/24	2,103,874	0.1
3,810,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 3.882%, 07/25/24	3,921,510	0.1
10,335,000		Fannie Mae Connecticut Avenue Securities 2014-CO3 1M2, 3.982%, 07/25/24	10,670,540	0.3
6,064,981		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.982%, 05/25/25	6,389,849	0.2
6,800,000		Fannie Mae Connecticut Avenue Securities 2015-C03 1M2, 5.982%, 07/25/25	7,486,495	0.2
1,205,000		Fannie Mae Connecticut Avenue Securities 2015-C03 2M2, 5.982%, 07/25/25	1,320,007	0.0
4,303,585		Fannie Mae Connecticut Avenue Securities 2015-CO1 1M2, 5.282%, 02/25/25	4,571,497	0.1
1,155,000		Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 4.532%, 07/25/29	1,170,393	0.0
3,600,000		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 4.627%, 09/25/29	3,623,210	0.1
260,074	^	Fannie Mae Interest Strip Series 343 22, 4.000%, 11/25/18	5,708	0.0
850,788	^	Fannie Mae Interest Strip Series 418 10, 4.000%, 08/25/43	169,407	0.0
633,459	^	Fannie Mae Interest Strip Series 418 15, 3.500%, 08/25/43	109,430	0.0
4,827		Fannie Mae REMIC Trust 1989-4 D, 10.000%, 02/25/19	5,037	0.0
22,558		Fannie Mae REMIC Trust 1994-77 FB, 2.482%, 04/25/24	23,052	0.0
754,028		Fannie Mae REMIC Trust 1998-49 MD, 6.500%, 06/17/38	752,315	0.0
643,574		Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/29	713,683	0.0
505,637		Fannie Mae REMIC Trust 2001-15 Z, 6.000%, 04/25/31	560,159	0.0
56,472		Fannie Mae REMIC Trust 2002-21 FC, 1.882%, 04/25/32	57,824	0.0
1,306,140	^	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/33	307,870	0.0
69,186		Fannie Mae REMIC Trust 2004-10 SC, 24.673%, 02/25/34	82,381	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
197,085		Fannie Mae REMIC Trust 2004-11 A, 1.102%, 03/25/34	$195,804	0.0
811,050		Fannie Mae REMIC Trust 2005-120 ZU, 5.500%, 01/25/36	908,323	0.0
192,119		Fannie Mae REMIC Trust 2005-57 CD, 21.444%, 01/25/35	224,141	0.0
219,879		Fannie Mae REMIC Trust 2005-74 DK, 20.073%, 07/25/35	302,766	0.0
8,700,882	^	Fannie Mae REMIC Trust 2005-92 SC, 5.698%, 10/25/35	1,582,843	0.0
801,536		Fannie Mae REMIC Trust 2006-103 EZ, 6.250%, 10/25/36	883,543	0.0
1,918,356		Fannie Mae REMIC Trust 2006-104 ES, 28.542%, 11/25/36	3,383,144	0.1
11,429,869	^	Fannie Mae REMIC Trust 2006-12 SD, 5.768%, 10/25/35	1,880,299	0.1
4,532,253	^	Fannie Mae REMIC Trust 2006-123 UI, 5.758%, 01/25/37	915,233	0.0
1,261,228	^	Fannie Mae REMIC Trust 2006-72 HS, 5.718%, 08/25/26	190,170	0.0
30,217		Fannie Mae REMIC Trust 2007-114 A6, 1.182%, 10/27/37	30,196	0.0
457,774		Fannie Mae REMIC Trust 2007-73 A1, 1.042%, 07/25/37	448,604	0.0
876,160		Fannie Mae REMIC Trust 2008-20 SP, 13.046%, 03/25/38	1,133,871	0.0
3,986,348		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/36	4,282,135	0.1
14,117,001	^	Fannie Mae REMIC Trust 2010-102 SB, 5.618%, 09/25/40	2,729,759	0.1
4,674,866	^	Fannie Mae REMIC Trust 2010-116 SE, 5.618%, 10/25/40	871,989	0.0
14,131,212	^	Fannie Mae REMIC Trust 2010-123 SL, 5.088%, 11/25/40	2,271,110	0.1
5,617,800	^	Fannie Mae REMIC Trust 2010-126 NI, 5.500%, 11/25/40	1,170,647	0.0
4,850,000		Fannie Mae REMIC Trust 2010-130 CX, 4.500%, 09/25/39	5,246,460	0.1
7,467,040	^	Fannie Mae REMIC Trust 2010-55 AS, 5.438%, 06/25/40	1,233,238	0.0
8,159,907		Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/40	9,136,298	0.2
2,366,160		Fannie Mae REMIC Trust 2010-60 HJ, 5.500%, 05/25/40	2,594,563	0.1
15,696,422	^	Fannie Mae REMIC Trust 2011-3 AI, 5.000%, 01/25/41	1,745,411	0.0
407,409	^	Fannie Mae REMIC Trust 2011-69 AI, 5.000%, 05/25/18	5,375	0.0
3,772,555	^	Fannie Mae REMIC Trust 2012-10 US, 5.468%, 02/25/42	566,170	0.0
2,207,765		Fannie Mae REMIC Trust 2012-103 DA, 3.500%, 10/25/41	2,255,931	0.1
17,419,163	^	Fannie Mae REMIC Trust 2012-113 SG, 5.118%, 10/25/42	3,323,963	0.1
12,766,768	^	Fannie Mae REMIC Trust 2012-122 SB, 5.168%, 11/25/42	2,750,501	0.1
6,648,563	^	Fannie Mae REMIC Trust 2012-128 DI, 3.000%, 10/25/32	662,995	0.0
3,314,819		Fannie Mae REMIC Trust 2012-131 BS, 4.221%, 12/25/42	2,806,535	0.1
22,248,028	^	Fannie Mae REMIC Trust 2012-137 SN, 5.118%, 12/25/42	4,154,746	0.1
9,657,199	^	Fannie Mae REMIC Trust 2012-15 SP, 5.638%, 06/25/40	1,340,964	0.0
6,144,640	^	Fannie Mae REMIC Trust 2012-58 PI, 5.000%, 04/25/42	1,231,901	0.0
401,773		Fannie Mae REMIC Trust 2013-44 ZG, 3.500%, 03/25/42	355,633	0.0
15,461,780	^	Fannie Mae REMIC Trust 2013-60 DS, 5.218%, 06/25/33	2,909,774	0.1
12,222,306	^	Fannie Mae REMIC Trust 2013-9 DS, 5.168%, 02/25/43	2,699,415	0.1
475,066	^	Fannie Mae REMIC Trust 2013-9 SA, 5.168%, 03/25/42	69,761	0.0
6,073,707	^	Fannie Mae REMIC Trust 2014-81 JI, 4.000%, 09/25/41	753,830	0.0
42,231,391	^	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/45	9,600,035	0.2
393,370		First Horizon Alternative Mortgage Securities Trust 2005-AA1 1A1, 3.023%, 03/25/35	302,923	0.0
17,004,216	^	First Horizon Alternative Mortgage Securities Trust 2005-FA10 1A2 1A2, 3.718%, 01/25/36	1,922,068	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
620,375		First Horizon Alternative Mortgage Securities Trust 2006-FA4 1A1, 6.000%, 08/25/36	$520,390	0.0
2,333,287		First Horizon Alternative Mortgage Securities Trust 2006-FA7 A5, 1.282%, 12/25/36	1,322,637	0.0
2,333,287	^	First Horizon Alternative Mortgage Securities Trust 2006-FA7 A9, 5.718%, 12/25/36	593,939	0.0
1,061,276		First Horizon Asset Securities, Inc. 2005-AR6 4A1, 2.947%, 02/25/36	997,449	0.0
89,069		First Horizon Mortgage Pass-Through Trust 2005-AR3 2A1, 2.972%, 08/25/35	77,479	0.0
8,841,278	^	Freddie Mac 2815 GS, 5.088%, 03/15/34	1,387,529	0.0
704,248		Freddie Mac Reference Series R006 ZA, 6.000%, 04/15/36	803,342	0.0
14,769		Freddie Mac REMIC Trust 1125 Z, 8.250%, 08/15/21	16,260	0.0
433,328		Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/29	493,245	0.0
430,927		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/29	493,096	0.0
17,941		Freddie Mac REMIC Trust 2411 FJ, 1.262%, 12/15/29	17,937	0.0
268,104		Freddie Mac REMIC Trust 2460 ZM, 6.000%, 06/15/32	304,100	0.0
573,327		Freddie Mac REMIC Trust 2472 ZC, 6.000%, 07/15/32	653,223	0.0
883,902		Freddie Mac REMIC Trust 2528 KM, 5.500%, 11/15/22	945,728	0.0
548,182		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/32	614,494	0.0
280		Freddie Mac REMIC Trust 2559 PB, 5.500%, 08/15/30	288	0.0
748,779		Freddie Mac REMIC Trust 2576 KZ, 5.500%, 02/15/33	823,296	0.0
635,832	^	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/33	152,879	0.0
789,717		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/34	882,153	0.0
1,690,308		Freddie Mac REMIC Trust 2867 MZ, 5.000%, 10/15/34	1,836,529	0.1
1,585,071		Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/35	1,736,549	0.0
1,718,371		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/35	1,882,187	0.1
9,851,109	^	Freddie Mac REMIC Trust 3045 DI, 5.818%, 10/15/35	1,760,764	0.1
172,826		Freddie Mac REMIC Trust 3049 NA, 5.000%, 02/15/35	178,401	0.0
6,372,068	^	Freddie Mac REMIC Trust 3064 SP, 5.688%, 03/15/35	705,470	0.0
674,886		Freddie Mac REMIC Trust 3065 DC, 17.123%, 03/15/35	952,149	0.0
1,861,365	^	Freddie Mac REMIC Trust 3102 IS, 21.222%, 01/15/36	947,465	0.0
5,798,492		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/36	6,459,581	0.2
3,061,867	^	Freddie Mac REMIC Trust 3170 SA, 5.688%, 09/15/33	537,317	0.0
2,320,201	^	Freddie Mac REMIC Trust 3171 PS, 5.573%, 06/15/36	349,592	0.0
2,773,595		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/37	3,099,745	0.1
654,628	^	Freddie Mac REMIC Trust 3524 LA, 5.322%, 03/15/33	714,635	0.0
320,448		Freddie Mac REMIC Trust 3556 NT, 4.012%, 03/15/38	329,782	0.0
11,384,663	^	Freddie Mac REMIC Trust 3589 SB, 5.288%, 10/15/39	1,884,261	0.1
2,190,714	^	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/40	390,530	0.0
11,080,591		Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/34	12,469,168	0.3
4,401,387		Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/36	4,906,565	0.1
635,834	^	Freddie Mac REMIC Trust 3668 EI, 5.500%, 12/15/18	12,044	0.0
2,242,494	^	Freddie Mac REMIC Trust 3710 SL, 5.088%, 05/15/36	150,657	0.0
2,299,836		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/37	2,559,882	0.1
3,642,591	^	Freddie Mac REMIC Trust 3752 WS, 5.688%, 12/15/39	353,603	0.0
3,099,126		Freddie Mac REMIC Trust 3819 ZY, 6.000%, 10/15/37	3,379,031	0.1
5,000,000	^	Freddie Mac REMIC Trust 3820 BI, 4.000%, 11/15/38	935,661	0.0
2,541,483		Freddie Mac REMIC Trust 3829 VZ, 4.000%, 03/15/41	2,698,099	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
9,633,491	^	Freddie Mac REMIC Trust 3856 KS, 5.638%, 05/15/41	$1,797,041	0.1
1,523,000		Freddie Mac REMIC Trust 3898 KD, 4.500%, 07/15/41	1,641,739	0.0
3,944,301	^	Freddie Mac REMIC Trust 3925 SD, 5.138%, 07/15/40	521,692	0.0
20,010,400	^	Freddie Mac REMIC Trust 3925 SL, 5.138%, 01/15/41	2,741,757	0.1
9,191,220	^	Freddie Mac REMIC Trust 3936 GS, 5.788%, 11/15/25	874,940	0.0
21,660,368	^	Freddie Mac REMIC Trust 3951 SN, 5.638%, 11/15/41	4,740,833	0.1
10,243,432	^	Freddie Mac REMIC Trust 3984 NS, 5.688%, 01/15/40	1,149,583	0.0
1,810,285		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/42	1,946,628	0.1
3,373,103		Freddie Mac REMIC Trust 4020 BY, 6.500%, 03/15/42	3,900,884	0.1
4,153,157	^	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/40	540,437	0.0
9,356,582	^	Freddie Mac REMIC Trust 4094 YS, 5.788%, 04/15/40	1,328,732	0.0
16,517,613	^	Freddie Mac REMIC Trust 4102 MS, 5.688%, 09/15/42	3,519,167	0.1
1,468,317	^	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/43	264,652	0.0
5,850,802		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/33	5,915,793	0.1
23,921,972		Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/41	26,857,447	0.6
16,564,737	^	Freddie Mac REMIC Trust 4313 SD, 5.238%, 03/15/44	2,636,384	0.1
25,104,633	^	Freddie Mac REMIC Trust 4313 SE, 5.238%, 03/15/44	4,196,814	0.1
5,151,503	^	Freddie Mac REMIC Trust 4323 IP, 4.500%, 08/15/42	832,088	0.0
2,742,301	^	Freddie Mac REMIC Trust 4332 PI, 5.000%, 12/15/43	521,470	0.0
6,505,911		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/44	7,186,293	0.2
11,381,379	^	Freddie Mac REMIC Trust 4346 ST, 5.288%, 07/15/39	1,482,252	0.0
10,052,946		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/44	10,923,668	0.3
8,638,422	^	Freddie Mac REMIC Trust 4386 LS, 5.188%, 09/15/44	1,602,321	0.0
7,416,729		Freddie Mac Series 4348 ZX, 4.250%, 06/15/44	7,884,491	0.2
16,035,023	^	Freddie Mac Strips Series 311 S1, 5.038%, 08/15/43	3,307,807	0.1
1,470,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2013-DN2 M2, 5.232%, 11/25/23	1,595,364	0.0
8,500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 4.982%, 08/25/24	9,088,891	0.2
1,700,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ1 M3, 5.082%, 08/25/24	1,829,118	0.1
3,760,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.732%, 10/25/24	4,152,816	0.1
2,800,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.682%, 04/25/28	3,089,988	0.1
2,827,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ2 M3, 4.232%, 05/25/25	2,995,143	0.1
16,890,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA2 M3, 5.782%, 05/25/28	18,649,137	0.4
3,350,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 6.532%, 07/25/28	3,801,642	0.1
3,404,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA4 M3, 4.782%, 03/25/29	3,519,577	0.1
1,137,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA1 M2, 4.532%, 08/25/29	1,139,022	0.0
376,619		Freddie Mac Structured Pass Through Certificates T-54 2A, 6.500%, 02/25/43	442,731	0.0
321,842		Freddie Mac Structured Pass Through Certificates T-62 1A1, 1.814%, 10/25/44	325,274	0.0
113,702		Freddie Mac-Ginnie Mae Series 27 FC, 2.625%, 03/25/24	116,069	0.0
112,533		Ginnie Mae Series 2002-21 FV, 1.328%, 03/16/32	112,561	0.0
1,753,645	^	Ginnie Mae Series 2005-7 AH, 5.842%, 02/16/35	295,214	0.0
1,601,086	^	Ginnie Mae Series 2006-17 WI, 6.022%, 04/20/36	62,865	0.0
282,165		Ginnie Mae Series 2007-37 S, 21.896%, 04/16/37	345,674	0.0
693,221		Ginnie Mae Series 2007-8 SP, 18.876%, 03/20/37	1,011,751	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,862,966	^	Ginnie Mae Series 2008-35 SN, 5.422%, 04/20/38	$429,948	0.0
2,323,401	^	Ginnie Mae Series 2008-40 PS, 5.572%, 05/16/38	398,199	0.0
17,634,740	^	Ginnie Mae Series 2009-106 SU, 5.222%, 05/20/37	2,881,474	0.1
6,013,053	^	Ginnie Mae Series 2009-25 KS, 5.222%, 04/20/39	996,928	0.0
3,100,703		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/39	3,368,781	0.1
3,838,298		Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/39	4,188,277	0.1
2,895,013	^	Ginnie Mae Series 2009-33 SN, 5.322%, 05/20/39	219,390	0.0
10,097,220		Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/39	12,445,327	0.3
2,563,251	^	Ginnie Mae Series 2009-43 HS, 5.222%, 06/20/38	192,429	0.0
5,049,650	^	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/40	762,259	0.0
4,151,476	^	Ginnie Mae Series 2010-116 NS, 5.722%, 09/16/40	688,197	0.0
10,374,310	^	Ginnie Mae Series 2010-116 SK, 5.642%, 08/20/40	1,994,410	0.1
20,924,135	^	Ginnie Mae Series 2010-149 HS, 5.172%, 05/16/40	2,515,269	0.1
6,944,259	^	Ginnie Mae Series 2010-4 SP, 5.572%, 01/16/39	979,376	0.0
5,995,280		Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/40	6,500,769	0.2
1,852,033	^	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/39	252,844	0.0
2,000,000		Ginnie Mae Series 2010-67 JD, 4.500%, 05/20/39	2,099,186	0.1
4,546,962	^	Ginnie Mae Series 2010-68 MS, 4.872%, 06/20/40	702,414	0.0
8,281,079	^	Ginnie Mae Series 2010-9 JI, 5.000%, 01/20/40	1,967,723	0.1
1,688,444	^	Ginnie Mae Series 2010-94 PI, 4.500%, 12/20/37	40,501	0.0
7,280,934	^	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/26	803,624	0.0
2,177,340	^	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/40	300,455	0.0
126,731		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/32	142,072	0.0
8,936,669	^	Ginnie Mae Series 2011-80 KS, 5.692%, 06/20/41	1,624,582	0.0
2,420,899	^	Ginnie Mae Series 2012-40 NI, 4.500%, 05/20/40	304,547	0.0
334,013		Ginnie Mae Series 2012-43 MA, 4.000%, 10/20/41	345,963	0.0
23,050,505	^	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/43	4,676,791	0.1
19,177,245	^	Ginnie Mae Series 2013-184 JI, 5.500%, 12/16/43	4,025,682	0.1
16,744,649	^	Ginnie Mae Series 2014-3 SU, 5.072%, 07/20/39	2,535,630	0.1
1,217,312		Ginnie Mae Series 2014-43 Z, 4.000%, 03/20/44	1,301,617	0.0
20,601,555	^	Ginnie Mae Series 2014-55 MS, 5.272%, 04/16/44	3,247,396	0.1
25,368,259	^	Ginnie Mae Series 2014-56 SP, 5.272%, 12/16/39	3,796,271	0.1
17,039,004	^	Ginnie Mae Series 2014-58 CS, 4.672%, 04/16/44	2,559,217	0.1
21,193,996	^	Ginnie Mae Series 2014-79 BI, 6.000%, 05/16/44	5,553,064	0.1
8,120,704	^	Ginnie Mae Series 2014-99 S, 4.622%, 06/20/44	1,444,349	0.0
264,659		GMACM Mortgage Loan Trust 2005-AR6 3A1, 3.431%, 11/19/35	243,021	0.0
4,374		GSR Mortgage Loan Trust 2003-2F 3A1, 6.000%, 03/25/32	4,469	0.0
15,520		GSR Mortgage Loan Trust 2004-7 1A1, 2.661%, 06/25/34	14,855	0.0
110,408		HarborView Mortgage Loan Trust 2005-2 2A1A, 1.418%, 05/19/35	101,922	0.0
524,935		HomeBanc Mortgage Trust 2004-1 2A, 1.842%, 08/25/29	489,547	0.0
96,089		IndyMac INDX Mortgage Loan Trust 2004-AR11 2A, 3.024%, 12/25/34	91,202	0.0
4,500,424		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 1.192%, 04/25/46	3,746,428	0.1
3,897,694		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 1.192%, 02/25/46	3,119,050	0.1
26,420		JP Morgan Mortgage Trust 2005-A1 6T1, 3.270%, 02/25/35	26,087	0.0
269,678		JP Morgan Mortgage Trust 2007-A1 5A5, 3.420%, 07/25/35	270,666	0.0
11,093,400	^	Lehman Mortgage Trust 2006-9, 5.638%, 01/25/37	2,217,918	0.1
3,530,208		Lehman XS Trust Series 2005-5N 1A2, 1.342%, 11/25/35	2,734,311	0.1
115,423		Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A3 1A, 3.051%, 05/25/33	113,525	0.0
33,843		Merrill Lynch Mortgage Investors Trust Series 2005-2 3A, 1.784%, 10/25/35	32,296	0.0
1,786,786		Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 1.362%, 08/25/35	1,732,318	0.0
86,469		Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 4A, 1.232%, 11/25/35	81,916	0.0
66,622		Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 5A, 1.232%, 11/25/35	61,735	0.0
2,182,146		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/37	1,836,261	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,000,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 2.182%, 09/25/35	$1,749,631	0.0
29,882	#	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A A, 6.792%, 02/19/30	29,250	0.0
1,476,567		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/37	1,334,109	0.0
830,176		Provident Funding Mortgage Loan Trust 2005-2 3A, 3.140%, 10/25/35	827,476	0.0
1,967,019	#	RBSSP Resecuritization Trust 2011-3 2A1, 1.028%, 02/26/37	1,865,979	0.1
3,160		RFMSI Series Trust 2003-S9 A1, 6.500%, 03/25/32	3,279	0.0
99,695		Sequoia Mortgage Trust 2003-4 2A1, 1.328%, 07/20/33	93,982	0.0
101,965		Sequoia Mortgage Trust 2005-4 2A1, 3.040%, 04/20/35	105,960	0.0
91,304		Structured Adjustable Rate Mortgage Loan Trust 2005-17 3A1, 3.255%, 08/25/35	88,107	0.0
2,281,966		Structured Adjustable Rate Mortgage Loan Trust 2005-7 4A, 3.248%, 04/25/35	2,170,133	0.1
442,195		Structured Asset Mortgage Investments II Trust 2005-AR5 A2, 1.228%, 07/19/35	431,835	0.0
184,211		Structured Asset Mortgage Investments II Trust 2005-AR5 A3, 1.228%, 07/19/35	179,325	0.0
431,751		Structured Asset Securities Corp. Trust 2005-17 4A2, 5.500%, 10/25/35	440,690	0.0
729,924		Thornburg Mortgage Securities Trust 2006-5 A1, 3.277%, 10/25/46	693,933	0.0
13,612		WaMu Mortgage Pass Through Certificates Series 2002-AR2 A, 1.866%, 02/27/34	13,399	0.0
43,974		WaMu Mortgage Pass Through Certificates Series 2002-AR9 1A, 2.038%, 08/25/42	42,208	0.0
64,104		WaMu Mortgage Pass Through Certificates Series 2005-AR1 A1A, 1.622%, 01/25/45	60,620	0.0
1,522,728		WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.318%, 10/25/36	1,302,745	0.0
469,510		WaMu Mortgage Pass Through Certificates Series 2006-AR7 3A, 2.116%, 07/25/46	439,525	0.0
102,140,405	^	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.371%, 08/25/45	3,781,371	0.1
1,291,638		WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 2.877%, 10/25/36	1,212,307	0.0
2,348,206		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 2.771%, 12/25/36	2,033,911	0.1
5,016,552		WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.858%, 08/25/46	4,576,095	0.1
5,752,459		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.456%, 04/25/37	5,054,168	0.1
3,514,396		WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 2.678%, 07/25/37	2,900,210	0.1
4,289,694		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/36	3,758,721	0.1
426,355		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/35	399,152	0.0
5,970,398		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.598%, 08/25/46	4,325,238	0.1
3,409,319		Wells Fargo Alternative Loan 2007-PA2 2A1, 1.412%, 06/25/37	2,521,786	0.1
140,821		Wells Fargo Mortgage Backed Securities 2004-EE Trust 2A1, 3.048%, 12/25/34	142,283	0.0
469,445		Wells Fargo Mortgage Backed Securities 2005-AR7 Trust 1A1, 3.097%, 05/25/35	469,172	0.0
136,224		Wells Fargo Mortgage Backed Securities 2005-AR9 Trust 2A1, 3.069%, 10/25/33	137,917	0.0
2,269,531		Wells Fargo Mortgage Backed Securities 2006-AR2 Trust 2A5, 3.089%, 03/25/36	2,221,733	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,125,708		Wells Fargo Mortgage Backed Securities 2006-AR4 Trust 2A4, 3.338%, 04/25/36	$1,035,965	0.0
106,729		Wells Fargo Mortgage Backed Securities Trust 2004-CC A1, 3.094%, 01/25/35	107,807	0.0

	Total Collateralized Mortgage Obligations
	(Cost $541,450,075)		556,129,821	13.1

MUNICIPAL BONDS: 0.0%
		California: 0.0%
500,000		California State University, 6.434%, 11/01/30	610,850	0.0
200,000		Los Angeles County Public Works Financing Authority, 7.488%, 08/01/33	267,282	0.0
300,000		Los Angeles County Public Works Financing Authority, 7.618%, 08/01/40	434,232	0.0
100,000		State of California, 7.700%, 11/01/30	117,657	0.0
200,000		Regents of the University of California Medical Center Pooled Revenue, 6.398%, 05/15/31	249,674	0.0
300,000		Regents of the University of California Medical Center Pooled Revenue, 6.548%, 05/15/48	388,857	0.0

	Total Municipal Bonds
	(Cost $1,609,926)		2,068,552	0.0

FOREIGN GOVERNMENT BONDS: 0.2%
1,100,000	#	Argentine Republic Government International Bond, 6.875%, 04/22/21	1,182,500	0.0
1,875,000	#	Oman Government International Bond, 5.375%, 03/08/27	1,963,650	0.1
5,365,000		Ukraine Government AID Bonds, 1.847%, 05/29/20	5,392,758	0.1

	Total Foreign Government Bonds
	(Cost $8,332,873)		8,538,908	0.2

U.S. TREASURY OBLIGATIONS: 13.1%
		Treasury Inflation Indexed Protected Securities: 2.6%
113,083,181		0.375%, due 01/15/27	112,684,450	2.6

		U.S. Treasury Bonds: 0.4%
15,876,000		2.875%, due 11/15/46	15,401,895	0.4

		U.S. Treasury Notes: 10.1%
18,829,000		0.625%, due 06/30/18	18,711,319	0.4
53,405,000		1.250%, due 03/31/19	53,393,518	1.3
10,000,000		1.375%, due 01/15/20	9,976,560	0.2
148,203,000		1.625%, due 03/15/20	148,732,678	3.5
39,533,000		1.875%, due 02/28/22	39,448,834	0.9
77,307,000		1.875%, due 03/31/22	77,103,141	1.8
4,917,000		2.125%, due 02/29/24	4,890,015	0.1
79,999,000		2.250%, due 02/15/27	78,978,693	1.9
			431,234,758	10.1

	Total U.S. Treasury Obligations
	(Cost $557,746,348)		559,321,103	13.1

COMMERCIAL MORTGAGE-BACKED SECURITIES: 4.0%
2,690,000	#	BAMLL Commercial Mortgage Securities Trust 2015-ASHF C, 2.912%, 01/15/28	2,670,745	0.1
5,540,000	#	BAMLL Re-REMIC Trust 2014-FRR5 A502, 1.219%, 03/27/45	5,455,930	0.1
2,190,000	#	Banc of America Commercial Mortgage Trust 2007-4 B, 5.961%, 02/10/51	2,183,888	0.1
595,955	#	Banc of America Re-REMIC Trust 2010-UBER5 A4A, 5.901%, 02/17/51	596,976	0.0
38,544,664	^	Barclays Commercial Mortgage Trust 2017-C1 XA, 1.531%, 02/15/50	4,271,666	0.1
22,800,000	#,^	BBCCRE Trust 2015-GTP XA, 0.597%, 08/10/33	1,000,785	0.0
5,000,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4 G, 6.015%, 06/11/41	5,330,049	0.1
1,350,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 L, 5.405%, 01/12/41	1,362,567	0.0
1,350,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 M, 5.405%, 01/12/41	1,354,525	0.0
1,350,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 N, 5.405%, 01/12/41	1,325,051	0.0
101,334	#	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR8 E, 4.997%, 06/11/41	101,274	0.0
368,319		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20 C, 5.118%, 10/12/42	367,839	0.0
3,647,587	#	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	3,706,145	0.1
31,597,843	^	COMM 2012-CR3 XA, 2.072%, 10/15/45	2,325,276	0.1
25,887,853	^	COMM 2012-CR5 XA, 1.737%, 12/10/45	1,662,665	0.0
38,515,272	^	COMM 2014-LC15 XA, 1.355%, 04/10/47	2,213,026	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,000,000		COMM 2015-PC1 C, 4.442%, 07/10/50	$3,452,994	0.1
18,528,351	^	COMM 2012-CR1 XA, 1.910%, 05/15/45	1,440,357	0.0
15,448,550	^	COMM 2012-CR2 XA, 1.723%, 08/15/45	1,121,118	0.0
65,166,000	#,^	COMM 2012-CR4 XB, 0.592%, 10/15/45	2,078,196	0.1
20,203,773	#,^	COMM 2012-LC4 XA, 2.234%, 12/10/44	1,603,535	0.0
910,000		COMM 2016-COR1 C Mortgage Trust, 4.396%, 10/10/49	900,528	0.0
83,274,266	^	Commercial Mortgage Pass Through Certificates 2016-CR28 XA, 0.325%, 02/10/49	3,439,402	0.1
883,757	#	Credit Suisse Commercial Mortgage Trust Series 2006-K1A K, 5.415%, 02/25/21	883,150	0.0
69,442	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	69,272	0.0
1,760,000		Credit Suisse First Boston Mortgage Securities Corp. 2005-C3 C, 4.952%, 07/15/37	1,757,687	0.0
2,000,000	#	DBWF 2016-85T Mortgage Trust, 3.808%, 12/10/36	2,015,307	0.0
4,450,000	#	DBUBS 2011-LC2A D, 5.727%, 07/10/44	4,684,215	0.1
25,322,325	^	Freddie Mac Multifamily Structured Pass Through Certificates K006 BX1, 5.375%, 02/25/20	3,522,077	0.1
20,760,000	^	Freddie Mac Multifamily Structured Pass Through Certificates K008 X3, 5.251%, 08/25/20	3,300,960	0.1
15,154,055	^	Freddie Mac Multifamily Structured Pass Through Certificates K019 X1, 1.690%, 03/25/22	1,035,595	0.0
47,542,720	^	Freddie Mac Multifamily Structured Pass Through Certificates K023 X1, 1.287%, 08/25/22	2,676,123	0.1
42,000,000	^	Freddie Mac Multifamily Structured Pass Through Certificates K028 X3, 1.664%, 06/25/41	3,628,619	0.1
28,591,768	^	Freddie Mac Multifamily Structured Pass Through Certificates KS06 X, 1.084%, 08/25/26	2,092,509	0.1
17,841,405	^	Freddie Mac Multifamily Structured Pass Through CertificatesK015 X3, 2.801%, 08/25/39	1,931,197	0.0
618,018,340	#,^	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/44	2,303,107	0.1
23,983,935	^	GS Mortgage Securities Corp. II 2012-GCJ9 XA, 2.278%, 11/10/45	1,886,358	0.0
7,600,000	#	GS Mortgage Securities Trust 2010-C2 D, 5.184%, 12/10/43	7,622,609	0.2
4,400,000	#	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/43	3,847,017	0.1
39,019,351	^	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.319%, 05/10/45	2,889,617	0.1
16,685,199	^	GS Mortgage Securities Trust 2013-GC16 XA, 1.419%, 11/10/46	833,452	0.0
1,290,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C2 H, 5.763%, 05/15/41	1,299,999	0.0
2,920,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 J, 4.733%, 01/12/39	2,799,115	0.1
23,450,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.352%, 12/15/47	413,346	0.0
4,240,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-CB6 H, 5.379%, 07/12/37	4,180,907	0.1
887,353	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-LN1 H, 5.575%, 10/15/37	885,234	0.0
2,575,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CBX C, 5.066%, 01/12/37	2,631,634	0.1
3,230,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CBX D, 5.097%, 01/12/37	3,284,381	0.1
3,829,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.379%, 06/12/41	3,683,711	0.1
5,480,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP2 F, 5.010%, 07/15/42	5,527,950	0.1
36,733,656	^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.657%, 06/15/45	2,058,444	0.1
2,749,273	^	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.192%, 10/15/48	163,616	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
36,038,642	#,^	LB-UBS Commercial Mortgage Trust 2004-C1 XST, 1.000%, 01/15/36	$36,049	0.0
623,078	#	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.657%, 02/15/40	622,323	0.0
2,723,000	#	LB-UBS Commercial Mortgage Trust 2005-C1 H, 5.757%, 02/15/40	2,689,761	0.1
355,576		LB-UBS Commercial Mortgage Trust 2005-C3 D, 4.954%, 07/15/40	366,879	0.0
4,290,000		LB-UBS Commercial Mortgage Trust 2005-C3 E, 4.983%, 07/15/40	4,289,380	0.1
1,000,000		LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/40	955,319	0.0
2,600,000	#	LB-UBS Commercial Mortgage Trust 2005-C5 G, 5.350%, 09/15/40	2,585,348	0.1
2,160,000		LB-UBS Commercial Mortgage Trust 2006-C4 D, 5.864%, 06/15/38	2,160,238	0.1
5,000,000		LB-UBS Commercial Mortgage Trust 2006-C4 E, 5.864%, 06/15/38	4,999,354	0.1
2,357,376	#,^	LB-UBS Commercial Mortgage Trust 2006-C7 XCL, 0.491%, 11/15/38	7,123	0.0
12,316,271	#,^	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.491%, 11/15/38	37,215	0.0
284,222		Merrill Lynch Mortgage Investors Trust Series 1997-C2 F, 6.250%, 12/10/29	283,547	0.0
3,930,000	#	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 D, 4.645%, 08/15/45	3,892,259	0.1
1,000,000	#	Morgan Stanley Capital I Trust 2005-T19 G, 5.599%, 06/12/47	986,382	0.0
1,285,000	#	Morgan Stanley Capital I Trust 2008-T29 D, 6.301%, 01/11/43	1,276,637	0.0
3,505,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.433%, 09/15/47	3,740,322	0.1
3,325,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.433%, 09/15/47	3,522,618	0.1
205,859	#	Morgan Stanley Capital I, Inc. 1999-WF1 M, 5.910%, 11/15/31	205,451	0.0
855,048	#	Morgan Stanley Dean Witter Capital I Trust 2001-TOP3 E, 7.571%, 07/15/33	891,155	0.0
5,040,000	#	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/49	4,873,506	0.1
32,159,622	#,^	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 2.014%, 08/10/49	2,355,136	0.1
3,584,000	#	WaMu Commercial Mortgage Securities Trust 2007-SL3, 4.321%, 03/23/45	3,543,131	0.1
24,482,380	#,^	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.983%, 08/15/45	1,759,260	0.0
26,736,650	#,^	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.376%, 03/15/48	1,441,089	0.0

	Total Commercial Mortgage-Backed Securities
	(Cost $171,698,523)		171,391,227	4.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 16.1%
		Federal Home Loan Mortgage Corporation: 5.4%##
2,237,673		2.500%, due 05/01/30	2,243,055	0.1
1,859,250		2.500%, due 05/01/30	1,864,831	0.1
2,887,810		2.500%, due 06/01/30	2,894,707	0.1
167,505		2.594%, due 09/01/35	175,952	0.0
61,846		2.762%, due 11/01/35	65,563	0.0
6,591		2.781%, due 04/01/32	6,931	0.0
23,851		2.848%, due 11/01/31	25,127	0.0
8,355		2.867%, due 06/01/24	8,746	0.0
1,174,574		2.963%, due 06/01/35	1,248,484	0.0
318,090		2.995%, due 01/01/29	331,329	0.0
6,660,000	W	3.000%, due 11/15/26	6,821,817	0.2
23,100,000	W	3.000%, due 04/01/44	22,888,851	0.5
7,412,888		3.000%, due 03/01/45	7,381,772	0.2
8,021,025		3.000%, due 03/01/45	7,972,913	0.2
6,604,015		3.000%, due 04/01/45	6,564,396	0.2
6,408,218		3.000%, due 04/01/45	6,381,319	0.2
5,407		3.125%, due 03/01/36	5,731	0.0
2,945,291		3.500%, due 08/01/42	3,026,500	0.1
16,912,587		3.500%, due 01/01/45	17,313,908	0.4
7,192,487		3.500%, due 03/01/45	7,387,643	0.2
1,427,353		3.500%, due 04/01/45	1,466,041	0.0
636,875		3.500%, due 05/01/45	653,049	0.0
2,234,662		3.500%, due 05/01/45	2,295,314	0.1
1,271,031		3.500%, due 06/01/45	1,305,539	0.0
1,918,682		3.500%, due 07/01/45	1,969,669	0.1
1,688,630		3.500%, due 07/01/45	1,733,506	0.0
1,386,733		3.500%, due 08/01/45	1,424,386	0.0
3,034,410		3.500%, due 08/01/45	3,115,052	0.1
2,021,424		3.500%, due 08/01/45	2,075,146	0.1
1,419,319		3.500%, due 08/01/45	1,457,854	0.0
1,613,274		3.500%, due 08/01/45	1,656,148	0.0
1,110,991		3.500%, due 09/01/45	1,141,157	0.0
4,270,397		3.500%, due 09/01/45	4,383,881	0.1
2,396,135		3.500%, due 09/01/45	2,461,194	0.1
2,379,776		3.500%, due 11/01/45	2,443,025	0.1
46,453		3.601%, due 03/01/35	48,230	0.0
3,151,229		4.000%, due 10/01/41	3,320,882	0.1
176,190		4.000%, due 11/01/41	185,034	0.0
784,179		4.000%, due 11/01/41	826,202	0.0
4,061,566		4.000%, due 12/01/41	4,280,206	0.1
860,618		4.000%, due 07/01/45	903,816	0.0
3,423,152		4.000%, due 09/01/45	3,594,974	0.1
6,841,118		4.000%, due 09/01/45	7,184,503	0.2
5,606,717		4.000%, due 09/01/45	5,888,142	0.1
10,229,321		4.000%, due 09/01/45	10,742,775	0.3
407,939		4.000%, due 11/01/45	428,416	0.0
44,080,000	W	4.000%, due 05/01/47	46,139,360	1.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
17,874		4.500%, due 06/01/39	$19,174	0.0
186,588		4.500%, due 10/01/39	200,731	0.0
49,519		4.500%, due 09/01/40	53,245	0.0
160,388		4.500%, due 03/01/41	172,552	0.0
1,432,221		4.500%, due 08/01/41	1,541,362	0.0
1,481,320		4.500%, due 08/01/41	1,593,980	0.0
539,027		4.500%, due 09/01/41	579,617	0.0
2,320,074		4.500%, due 09/01/41	2,496,147	0.1
1,120,261		4.500%, due 09/01/41	1,204,477	0.0
512,283		4.500%, due 09/01/41	550,860	0.0
62,575		5.000%, due 05/01/28	68,216	0.0
242,570		5.000%, due 05/01/35	265,207	0.0
713,917		5.000%, due 01/01/41	779,816	0.0
911,932		5.000%, due 04/01/41	1,006,278	0.0
62,898		5.500%, due 09/01/19	64,622	0.0
18,214		5.500%, due 11/01/21	20,187	0.0
69,621		5.500%, due 03/01/23	77,163	0.0
21,943		5.500%, due 05/01/23	24,320	0.0
23,081		5.500%, due 03/01/34	25,966	0.0
11,014		5.500%, due 05/01/36	12,314	0.0
160,684		5.500%, due 06/01/36	180,544	0.0
17,729		5.500%, due 12/01/36	19,695	0.0
95,502		5.500%, due 03/01/37	105,972	0.0
31,356		5.500%, due 04/01/37	34,802	0.0
140,231		5.500%, due 05/01/37	155,572	0.0
258,983		5.500%, due 07/01/37	291,777	0.0
48,791		5.500%, due 09/01/37	54,293	0.0
22,392		5.500%, due 09/01/37	24,988	0.0
20,676		5.500%, due 10/01/37	22,936	0.0
94,389		5.500%, due 11/01/37	104,722	0.0
72,044		5.500%, due 12/01/37	79,853	0.0
255,845		5.500%, due 12/01/37	288,097	0.0
20,030		5.500%, due 01/01/38	22,722	0.0
18,962		5.500%, due 01/01/38	21,041	0.0
258,022		5.500%, due 02/01/38	286,238	0.0
193,006		5.500%, due 02/01/38	214,116	0.0
137,876		5.500%, due 03/01/38	153,143	0.0
225,066		5.500%, due 04/01/38	249,737	0.0
153,853		5.500%, due 05/01/38	173,087	0.0
21,050		5.500%, due 05/01/38	23,336	0.0
419,591		5.500%, due 06/01/38	466,076	0.0
133,944		5.500%, due 06/01/38	148,709	0.0
472,843		5.500%, due 07/01/38	524,536	0.0
85,766		5.500%, due 08/01/38	95,133	0.0
19,961		5.500%, due 08/01/38	22,136	0.0
104,165		5.500%, due 09/01/38	115,559	0.0
98,532		5.500%, due 10/01/38	109,307	0.0
91,308		5.500%, due 10/01/38	101,322	0.0
241,164		5.500%, due 11/01/38	267,438	0.0
11,215		5.500%, due 11/01/38	12,449	0.0
35,293		5.500%, due 12/01/38	39,565	0.0
23,139		5.500%, due 12/01/38	25,971	0.0
77,025		5.500%, due 01/01/39	85,470	0.0
186,813		5.500%, due 03/01/39	207,225	0.0
66,510		5.500%, due 07/01/39	73,794	0.0
44,749		5.500%, due 12/01/39	49,638	0.0
266,198		5.500%, due 03/01/40	295,375	0.0
196,854		5.500%, due 08/01/40	218,341	0.0
148,551		5.500%, due 08/01/40	164,842	0.0
95,712		5.500%, due 08/01/40	106,202	0.0
93,839		6.000%, due 01/01/22	105,999	0.0
99,889		6.000%, due 03/01/22	112,833	0.0
304,675		6.000%, due 10/01/22	344,157	0.0
70,819		6.000%, due 03/01/23	79,997	0.0
994,321		6.000%, due 09/01/27	1,123,173	0.0
18,680		6.000%, due 02/01/29	21,100	0.0
16,436		6.000%, due 05/01/35	18,731	0.0
686,452		6.000%, due 03/01/37	789,793	0.0
8,568		6.000%, due 05/01/37	9,715	0.0
91,265		6.000%, due 07/01/37	103,457	0.0
44,826		6.000%, due 08/01/37	50,846	0.0
99,785		6.000%, due 08/01/37	113,199	0.0
651,904		6.000%, due 09/01/37	738,584	0.0
1,203		6.000%, due 10/01/37	1,366	0.0
29,572		6.000%, due 11/01/37	33,584	0.0
21,455		6.000%, due 12/01/37	24,411	0.0
5,774		6.000%, due 12/01/37	6,529	0.0
682,379		6.000%, due 01/01/38	771,603	0.0
3,189		6.000%, due 04/01/38	3,608	0.0
18,939		6.000%, due 06/01/38	21,856	0.0
2,799		6.000%, due 07/01/38	3,167	0.0
57,306		6.000%, due 08/01/38	64,888	0.0
89,539		6.000%, due 11/01/38	102,177	0.0
25,621		6.000%, due 05/01/39	28,956	0.0
33,156		6.000%, due 08/01/39	37,465	0.0
3,719		6.000%, due 09/01/39	4,201	0.0
3,544		6.500%, due 07/01/19	3,570	0.0
1,786,019		6.500%, due 09/01/34	2,011,343	0.1
			230,855,377	5.4

		Federal National Mortgage Association: 8.5%##
101,939		1.838%, due 08/01/42	103,897	0.0
59,210		1.838%, due 08/01/42	60,306	0.0
52,479		1.838%, due 10/01/44	53,505	0.0
100,825		1.838%, due 10/01/44	102,740	0.0
298,040		2.167%, due 02/01/33	311,314	0.0
539,502		2.284%, due 08/01/35	562,215	0.0
3,617,761		2.500%, due 05/01/30	3,638,624	0.1
5,519,633		2.500%, due 06/01/30	5,551,510	0.2
8,208,772		2.500%, due 06/01/30	8,256,175	0.2
3,386,577		2.500%, due 07/01/30	3,406,142	0.1
44,326		2.694%, due 08/01/35	47,150	0.0
471,311		2.713%, due 10/01/35	497,345	0.0
182,270		2.724%, due 09/01/35	189,096	0.0
290,463		2.733%, due 07/01/35	307,736	0.0
3,662		2.763%, due 09/01/31	3,826	0.0
210,383		2.920%, due 04/01/35	219,854	0.0
447,246		2.927%, due 10/01/35	470,502	0.0
40,530		2.992%, due 04/01/32	41,767	0.0
7,341,682		3.000%, due 08/01/30	7,537,956	0.2
4,450,715		3.000%, due 09/01/30	4,572,586	0.1
26,956,000	W	3.000%, due 05/01/43	26,668,653	0.6
18,874,323		3.000%, due 07/01/43	18,818,033	0.5
4,681,015		3.000%, due 09/01/43	4,667,735	0.1
14,648,586		3.000%, due 04/01/45	14,578,816	0.4
9,011,755		3.000%, due 08/01/46	8,969,168	0.2
10,236		3.037%, due 05/01/36	10,683	0.0
423,348		3.157%, due 10/01/35	447,808	0.0
493,315		3.181%, due 09/01/34	524,432	0.0
249,636		3.210%, due 02/01/34	263,730	0.0
117,106		3.398%, due 02/01/35	123,207	0.0
1,826,416		3.500%, due 12/01/41	1,878,951	0.1
525,534		3.500%, due 08/01/42	540,257	0.0
1,410,817		3.500%, due 08/01/42	1,450,474	0.1
1,210,576		3.500%, due 10/01/42	1,244,525	0.1
2,186,056		3.500%, due 10/01/42	2,247,507	0.1
651,331		3.500%, due 03/01/43	669,625	0.0
5,958,533		3.500%, due 01/01/46	6,124,344	0.2

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
8,279,875		3.500%, due 02/01/46	$8,510,298	0.2
5,779,727		3.500%, due 08/01/46	5,940,579	0.2
2,027		4.000%, due 07/01/18	2,096	0.0
4,188		4.000%, due 07/01/18	4,331	0.0
31,254		4.000%, due 08/01/18	32,323	0.0
205,349		4.000%, due 09/01/18	212,373	0.0
127,189		4.000%, due 10/01/18	131,540	0.0
32,038		4.000%, due 12/01/18	33,134	0.0
226,063		4.000%, due 05/01/19	233,796	0.0
1,241		4.000%, due 06/01/19	1,283	0.0
48,842		4.000%, due 08/01/19	50,513	0.0
122,900		4.000%, due 05/01/20	127,104	0.0
64,971		4.000%, due 07/01/21	67,772	0.0
33,123		4.000%, due 03/01/24	34,658	0.0
52,859		4.000%, due 03/01/24	54,667	0.0
29,723		4.000%, due 04/01/24	31,246	0.0
64,026		4.000%, due 04/01/24	66,217	0.0
35,414		4.000%, due 04/01/24	36,628	0.0
324,826		4.000%, due 04/01/24	341,964	0.0
38,158		4.000%, due 04/01/24	39,465	0.0
39,564		4.000%, due 04/01/24	41,633	0.0
290,677		4.000%, due 05/01/24	306,020	0.0
72,027		4.000%, due 05/01/24	75,872	0.0
180,108		4.000%, due 05/01/24	186,973	0.0
290,181		4.000%, due 05/01/24	305,519	0.0
28,677		4.000%, due 05/01/24	29,762	0.0
43,630		4.000%, due 05/01/24	45,942	0.0
43,880		4.000%, due 05/01/24	46,143	0.0
320,531		4.000%, due 05/01/24	337,407	0.0
35,159		4.000%, due 05/01/24	37,012	0.0
352,529		4.000%, due 06/01/24	370,614	0.0
285,977		4.000%, due 06/01/24	301,165	0.0
1,288,925		4.000%, due 06/01/24	1,357,382	0.1
31,732		4.000%, due 07/01/24	33,429	0.0
16,953		4.000%, due 08/01/24	17,854	0.0
27,041		4.000%, due 09/01/24	28,474	0.0
116,407		4.000%, due 10/01/24	121,815	0.0
545,677		4.000%, due 12/01/24	571,754	0.0
21,645		4.000%, due 01/01/25	22,760	0.0
9,775		4.000%, due 02/01/25	10,296	0.0
11,625		4.000%, due 04/01/25	12,241	0.0
7,516		4.000%, due 05/01/25	7,920	0.0
8,490		4.000%, due 06/01/25	8,942	0.0
115,554		4.000%, due 06/01/25	120,999	0.0
36,813		4.000%, due 07/01/25	38,770	0.0
4,010		4.000%, due 08/01/25	4,225	0.0
4,472		4.000%, due 08/01/25	4,665	0.0
3,590		4.000%, due 09/01/25	3,781	0.0
15,128		4.000%, due 10/01/25	15,669	0.0
392,175		4.000%, due 10/01/25	413,389	0.0
21,240		4.000%, due 11/01/25	22,155	0.0
102,498		4.000%, due 11/01/25	107,993	0.0
1,070		4.000%, due 01/01/26	1,127	0.0
173,963		4.000%, due 01/01/26	183,045	0.0
100,119		4.000%, due 01/01/26	104,906	0.0
4,631		4.000%, due 01/01/26	4,820	0.0
193,034		4.000%, due 01/01/26	203,358	0.0
6,461		4.000%, due 02/01/26	6,716	0.0
11,324		4.000%, due 02/01/26	11,884	0.0
22,837		4.000%, due 02/01/26	23,715	0.0
31,041		4.000%, due 03/01/26	32,116	0.0
6,281		4.000%, due 04/01/26	6,573	0.0
20,650		4.000%, due 04/01/26	21,632	0.0
50,615		4.000%, due 04/01/26	53,326	0.0
16,712		4.000%, due 04/01/26	17,599	0.0
9,179		4.000%, due 04/01/26	9,502	0.0
974,599		4.000%, due 04/01/26	1,026,926	0.0
41,733		4.000%, due 05/01/26	43,973	0.0
21,149		4.000%, due 05/01/26	22,281	0.0
28,335		4.000%, due 06/01/26	29,845	0.0
154,361		4.000%, due 06/01/26	160,079	0.0
22,699		4.000%, due 06/01/26	23,908	0.0
44,080		4.000%, due 06/01/26	46,429	0.0
31,581		4.000%, due 06/01/26	32,672	0.0
79,368		4.000%, due 06/01/26	83,120	0.0
84,094		4.000%, due 07/01/26	87,746	0.0
32,905		4.000%, due 07/01/26	34,605	0.0
144,732		4.000%, due 08/01/26	151,882	0.0
215,802		4.000%, due 09/01/26	227,316	0.0
10,758		4.000%, due 05/01/29	11,366	0.0
75,516		4.000%, due 11/01/30	79,948	0.0
40,087		4.000%, due 02/01/31	42,436	0.0
21,284		4.000%, due 10/01/31	22,483	0.0
7,147,000	W	4.000%, due 02/25/39	7,480,334	0.2
15,006,740		4.000%, due 12/01/39	15,747,922	0.4
2,053,372		4.000%, due 07/01/42	2,162,772	0.1
581,581		4.000%, due 07/01/42	611,818	0.0
6,164,267		4.000%, due 07/01/42	6,491,353	0.2
387,603		4.000%, due 08/01/42	406,899	0.0
1,618,904		4.000%, due 08/01/42	1,701,804	0.1
793,825		4.000%, due 08/01/42	835,100	0.0
5,776,270		4.000%, due 08/01/43	6,109,108	0.2
8,238,889		4.000%, due 09/01/43	8,722,207	0.2
396,122		4.000%, due 10/01/43	415,883	0.0
849,642		4.000%, due 10/01/43	892,140	0.0
10,905,030		4.000%, due 01/01/45	11,597,509	0.3
1,691,256		4.000%, due 06/01/45	1,782,028	0.1
8,153,492		4.000%, due 07/01/45	8,632,520	0.2
1,820,484		4.000%, due 07/01/45	1,927,252	0.1
143,533		4.293%, due 12/01/36	150,558	0.0
6,504		4.500%, due 07/01/18	6,673	0.0
17,611		4.500%, due 10/01/18	18,070	0.0
2,338		4.500%, due 03/01/19	2,399	0.0
9,730		4.500%, due 01/01/20	9,983	0.0
61,194		4.500%, due 02/01/20	62,890	0.0
10,417		4.500%, due 08/01/20	10,723	0.0
16,515		4.500%, due 09/01/20	17,043	0.0
38,361		4.500%, due 11/01/22	39,689	0.0
1,219		4.500%, due 03/01/23	1,282	0.0
3,445		4.500%, due 04/01/23	3,640	0.0
22,612		4.500%, due 05/01/23	23,727	0.0
31,062		4.500%, due 05/01/23	32,514	0.0
400,744		4.500%, due 05/01/23	421,809	0.0
1,356		4.500%, due 06/01/23	1,433	0.0
122,389		4.500%, due 07/01/23	129,062	0.0
9,947		4.500%, due 03/01/24	10,422	0.0
46,431		4.500%, due 04/01/24	49,072	0.0
230,845		4.500%, due 04/01/24	244,093	0.0
99,423		4.500%, due 05/01/24	105,080	0.0
14,598		4.500%, due 05/01/24	15,432	0.0
49,076		4.500%, due 06/01/24	51,894	0.0
68,241		4.500%, due 08/01/24	71,521	0.0
6,767		4.500%, due 09/01/24	7,154	0.0
306,605		4.500%, due 11/01/24	323,567	0.0
67,797		4.500%, due 01/01/25	71,761	0.0
72,937		4.500%, due 02/01/25	74,837	0.0
38,688		4.500%, due 03/01/25	40,830	0.0
19,599		4.500%, due 04/01/25	20,685	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
27,439	4.500%, due 04/01/25	$28,154	0.0
10,535	4.500%, due 04/01/25	10,911	0.0
69,027	4.500%, due 05/01/25	71,417	0.0
6,296	4.500%, due 06/01/25	6,553	0.0
4,383	4.500%, due 06/01/25	4,638	0.0
24,925	4.500%, due 07/01/25	26,356	0.0
510,608	4.500%, due 07/01/25	538,960	0.0
89,408	4.500%, due 10/01/25	96,030	0.0
108,046	4.500%, due 01/01/26	113,922	0.0
218,541	4.500%, due 03/01/26	227,481	0.0
37,607	4.500%, due 05/01/26	38,586	0.0
50,365	4.500%, due 06/01/26	52,880	0.0
80,938	4.500%, due 07/01/26	85,650	0.0
56,268	4.500%, due 07/01/26	59,384	0.0
1,175,678	4.500%, due 04/01/29	1,263,885	0.1
17,907	4.500%, due 06/01/29	19,247	0.0
230,885	4.500%, due 06/01/29	248,110	0.0
224,288	4.500%, due 07/01/29	243,541	0.0
4,738	4.500%, due 10/01/29	5,092	0.0
22,897	4.500%, due 06/01/30	24,626	0.0
741,690	4.500%, due 10/01/30	797,261	0.0
165,929	4.500%, due 02/01/31	178,453	0.0
151,310	4.500%, due 05/01/31	162,655	0.0
104,668	4.500%, due 10/01/33	112,775	0.0
41,240	4.500%, due 01/01/34	44,369	0.0
12,746	4.500%, due 07/01/34	13,733	0.0
62,476	4.500%, due 09/01/35	67,286	0.0
6,454	4.500%, due 09/01/35	6,956	0.0
98,273	4.500%, due 11/01/35	105,871	0.0
414,985	4.500%, due 02/01/36	444,903	0.0
192,030	4.500%, due 01/01/37	206,472	0.0
88,921	4.500%, due 09/01/37	95,843	0.0
7,845	4.500%, due 02/01/38	8,416	0.0
48,700	4.500%, due 01/01/39	52,211	0.0
2,337	4.500%, due 02/01/39	2,505	0.0
94,032	4.500%, due 02/01/39	101,101	0.0
189,189	4.500%, due 04/01/39	203,350	0.0
187,917	4.500%, due 04/01/39	201,466	0.0
42,360	4.500%, due 04/01/39	45,501	0.0
218,297	4.500%, due 05/01/39	234,615	0.0
1,134	4.500%, due 05/01/39	1,217	0.0
243,487	4.500%, due 05/01/39	261,651	0.0
2,444,512	4.500%, due 05/01/39	2,637,548	0.1
235,347	4.500%, due 05/01/39	252,796	0.0
33,800	4.500%, due 05/01/39	36,469	0.0
10,352	4.500%, due 05/01/39	11,211	0.0
13,118	4.500%, due 06/01/39	14,078	0.0
252,829	4.500%, due 06/01/39	271,512	0.0
121,703	4.500%, due 07/01/39	130,566	0.0
48,207	4.500%, due 07/01/39	51,763	0.0
142,511	4.500%, due 07/01/39	154,387	0.0
163,720	4.500%, due 08/01/39	176,130	0.0
327,227	4.500%, due 08/01/39	351,957	0.0
208,448	4.500%, due 08/01/39	224,218	0.0
705,022	4.500%, due 08/01/39	758,233	0.0
530,809	4.500%, due 09/01/39	570,954	0.0
483,117	4.500%, due 10/01/39	519,317	0.0
30,856	4.500%, due 11/01/39	33,200	0.0
239,300	4.500%, due 11/01/39	257,541	0.0
66,060	4.500%, due 12/01/39	71,094	0.0
13,895	4.500%, due 12/01/39	14,956	0.0
1,258,386	4.500%, due 01/01/40	1,353,616	0.1
4,187	4.500%, due 01/01/40	4,491	0.0
488,033	4.500%, due 02/01/40	525,077	0.0
235,981	4.500%, due 02/01/40	254,064	0.0
168,294	4.500%, due 04/01/40	181,046	0.0
2,047,622	4.500%, due 04/01/40	2,199,182	0.1
272,347	4.500%, due 05/01/40	292,163	0.0
57,019	4.500%, due 05/01/40	61,152	0.0
9,165	4.500%, due 06/01/40	9,840	0.0
358,290	4.500%, due 06/01/40	385,970	0.0
122,206	4.500%, due 06/01/40	131,518	0.0
937,050	4.500%, due 06/01/40	1,009,302	0.0
209,146	4.500%, due 06/01/40	225,033	0.0
130,324	4.500%, due 07/01/40	140,239	0.0
346,693	4.500%, due 07/01/40	373,419	0.0
223,297	4.500%, due 07/01/40	240,234	0.0
281,515	4.500%, due 08/01/40	303,237	0.0
405,122	4.500%, due 08/01/40	435,499	0.0
107,295	4.500%, due 08/01/40	115,583	0.0
6,743	4.500%, due 08/01/40	7,237	0.0
13,797	4.500%, due 08/01/40	14,861	0.0
41,031	4.500%, due 08/01/40	44,003	0.0
247,026	4.500%, due 08/01/40	265,894	0.0
7,214	4.500%, due 08/01/40	7,762	0.0
77,159	4.500%, due 08/01/40	83,033	0.0
49,829	4.500%, due 09/01/40	53,630	0.0
203,978	4.500%, due 09/01/40	218,890	0.0
50,673	4.500%, due 09/01/40	54,486	0.0
80,425	4.500%, due 09/01/40	86,650	0.0
46,307	4.500%, due 09/01/40	49,877	0.0
559,657	4.500%, due 09/01/40	602,356	0.0
53,951	4.500%, due 09/01/40	57,945	0.0
195,904	4.500%, due 10/01/40	210,602	0.0
142,304	4.500%, due 10/01/40	153,159	0.0
304,722	4.500%, due 10/01/40	327,095	0.0
113,098	4.500%, due 10/01/40	121,813	0.0
393,808	4.500%, due 10/01/40	424,195	0.0
197,340	4.500%, due 11/01/40	212,505	0.0
1,231,004	4.500%, due 11/01/40	1,325,884	0.1
2,264,822	4.500%, due 11/01/40	2,439,905	0.1
76,702	4.500%, due 11/01/40	82,525	0.0
717,705	4.500%, due 11/01/40	772,174	0.0
166,063	4.500%, due 11/01/40	178,649	0.0
75,348	4.500%, due 12/01/40	81,076	0.0
59,018	4.500%, due 12/01/40	63,371	0.0
441,357	4.500%, due 12/01/40	475,461	0.0
107,351	4.500%, due 12/01/40	115,527	0.0
10,780	4.500%, due 12/01/40	11,601	0.0
328,457	4.500%, due 12/01/40	353,714	0.0
93,287	4.500%, due 12/01/40	100,290	0.0
208,045	4.500%, due 12/01/40	223,873	0.0
146,394	4.500%, due 12/01/40	157,705	0.0
117,649	4.500%, due 01/01/41	126,375	0.0
48,147	4.500%, due 01/01/41	51,864	0.0
1,329,380	4.500%, due 01/01/41	1,429,467	0.1
389,638	4.500%, due 01/01/41	418,344	0.0
500,545	4.500%, due 01/01/41	539,069	0.0
171,102	4.500%, due 02/01/41	184,175	0.0
258,407	4.500%, due 02/01/41	278,262	0.0
94,186	4.500%, due 02/01/41	101,123	0.0
245,747	4.500%, due 02/01/41	264,690	0.0
82,445	4.500%, due 02/01/41	88,720	0.0
73,921	4.500%, due 03/01/41	79,542	0.0
228,165	4.500%, due 03/01/41	245,560	0.0
206,041	4.500%, due 03/01/41	221,926	0.0
72,618	4.500%, due 03/01/41	78,186	0.0
229,853	4.500%, due 03/01/41	247,525	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
189,046	4.500%, due 03/01/41	$203,535	0.0
454,716	4.500%, due 03/01/41	491,922	0.0
14,570	4.500%, due 03/01/41	15,691	0.0
81,831	4.500%, due 03/01/41	87,978	0.0
305,946	4.500%, due 04/01/41	329,415	0.0
79,584	4.500%, due 04/01/41	85,457	0.0
18,447	4.500%, due 04/01/41	19,848	0.0
140,294	4.500%, due 04/01/41	150,464	0.0
695,662	4.500%, due 04/01/41	749,262	0.0
28,363	4.500%, due 04/01/41	30,425	0.0
182,936	4.500%, due 04/01/41	196,216	0.0
122,596	4.500%, due 04/01/41	132,031	0.0
1,350,131	4.500%, due 04/01/41	1,454,102	0.1
8,756	4.500%, due 05/01/41	9,446	0.0
915,384	4.500%, due 05/01/41	985,966	0.0
1,105,519	4.500%, due 05/01/41	1,190,665	0.1
76,187	4.500%, due 05/01/41	81,987	0.0
14,392	4.500%, due 05/01/41	15,450	0.0
534,819	4.500%, due 05/01/41	575,771	0.0
60,986	4.500%, due 05/01/41	65,473	0.0
101,771	4.500%, due 05/01/41	109,287	0.0
1,368,304	4.500%, due 05/01/41	1,471,313	0.1
818,265	4.500%, due 06/01/41	881,342	0.0
38,831	4.500%, due 06/01/41	41,810	0.0
153,201	4.500%, due 06/01/41	164,483	0.0
100,648	4.500%, due 07/01/41	108,126	0.0
142,038	4.500%, due 07/01/41	152,981	0.0
42,808	4.500%, due 07/01/41	46,104	0.0
198,911	4.500%, due 07/01/41	213,563	0.0
381,774	4.500%, due 07/01/41	411,243	0.0
16,746	4.500%, due 07/01/41	18,036	0.0
164,798	4.500%, due 07/01/41	176,944	0.0
5,597	4.500%, due 07/01/41	6,018	0.0
728,555	4.500%, due 08/01/41	788,555	0.0
147,154	4.500%, due 08/01/41	158,486	0.0
262,121	4.500%, due 08/01/41	281,150	0.0
491,753	4.500%, due 08/01/41	527,572	0.0
385,685	4.500%, due 08/01/41	414,950	0.0
94,427	4.500%, due 08/01/41	101,284	0.0
311,749	4.500%, due 08/01/41	335,437	0.0
52,646	4.500%, due 08/01/41	56,705	0.0
381,058	4.500%, due 09/01/41	409,679	0.0
16,092	4.500%, due 09/01/41	17,329	0.0
1,395,745	4.500%, due 09/01/41	1,503,466	0.1
45,603	4.500%, due 09/01/41	49,117	0.0
2,830,614	4.500%, due 10/01/41	3,048,622	0.1
498,187	4.500%, due 10/01/41	536,633	0.0
133,205	4.500%, due 10/01/41	143,454	0.0
2,412,246	4.500%, due 10/01/41	2,595,802	0.1
1,062,916	4.500%, due 10/01/41	1,144,871	0.0
73,058	4.500%, due 10/01/41	78,620	0.0
107,690	4.500%, due 10/01/41	115,533	0.0
288,339	4.500%, due 10/01/41	309,570	0.0
15,258	4.500%, due 11/01/41	16,431	0.0
868,184	4.500%, due 11/01/41	935,201	0.0
483,140	4.500%, due 12/01/41	520,435	0.0
2,026,685	4.500%, due 12/01/41	2,182,072	0.1
82,324	4.500%, due 01/01/42	88,679	0.0
208,561	4.500%, due 01/01/42	224,620	0.0
33,962	4.500%, due 01/01/42	36,767	0.0
7,040	4.500%, due 02/01/42	7,553	0.0
184,521	4.500%, due 03/01/42	198,528	0.0
17,270	4.500%, due 03/01/42	18,522	0.0
172,288	4.500%, due 04/01/42	185,220	0.0
14,232	4.500%, due 06/01/42	15,294	0.0
17,132	4.500%, due 08/01/42	18,526	0.0
9,953	4.500%, due 09/01/42	10,674	0.0
7,294	4.500%, due 01/01/43	7,822	0.0
23,272	4.500%, due 12/01/43	25,039	0.0
2,052	5.000%, due 04/01/23	2,242	0.0
2,809	5.000%, due 12/01/23	3,068	0.0
55,770	5.000%, due 12/01/23	57,346	0.0
139,905	5.000%, due 04/01/26	152,791	0.0
163,467	5.000%, due 05/01/26	178,523	0.0
114,024	5.000%, due 08/01/27	124,527	0.0
43,068	5.000%, due 04/01/28	47,035	0.0
385,874	5.000%, due 05/01/33	422,104	0.0
573,624	5.000%, due 06/01/33	629,483	0.0
45,032	5.000%, due 08/01/33	49,335	0.0
631,664	5.000%, due 09/01/33	693,111	0.0
152,997	5.000%, due 02/01/34	167,816	0.0
314,587	5.000%, due 03/01/34	344,086	0.0
95,448	5.000%, due 06/01/34	104,496	0.0
17,641	5.000%, due 11/01/34	19,310	0.0
703,700	5.000%, due 02/01/35	771,430	0.0
749,640	5.000%, due 03/01/35	820,773	0.0
74,213	5.000%, due 04/01/35	81,232	0.0
22,638	5.000%, due 05/01/35	24,782	0.0
996,693	5.000%, due 07/01/35	1,092,176	0.0
2,720,011	5.000%, due 07/01/35	2,980,130	0.1
210,813	5.000%, due 08/01/35	230,483	0.0
279,516	5.000%, due 09/01/35	306,041	0.0
13,225	5.000%, due 09/01/35	14,506	0.0
7,200	5.000%, due 10/01/35	7,881	0.0
375,194	5.000%, due 10/01/35	410,619	0.0
178,130	5.000%, due 12/01/35	195,056	0.0
418,836	5.000%, due 02/01/36	458,485	0.0
132,766	5.000%, due 03/01/36	145,336	0.0
158,971	5.000%, due 04/01/36	173,944	0.0
123,045	5.000%, due 05/01/36	134,730	0.0
884,190	5.000%, due 07/01/36	969,262	0.0
3,573,050	5.000%, due 12/01/36	3,911,154	0.1
3,305,397	5.000%, due 07/01/37	3,623,244	0.1
1,339,672	5.000%, due 07/01/37	1,470,266	0.1
80,878	5.000%, due 04/01/38	88,639	0.0
130,973	5.000%, due 04/01/39	143,188	0.0
101,400	5.000%, due 07/01/39	110,791	0.0
951,599	5.000%, due 11/01/40	1,043,826	0.0
95,311	5.000%, due 03/01/41	104,193	0.0
113,278	5.000%, due 04/01/41	124,009	0.0
470,130	5.000%, due 05/01/41	514,450	0.0
2,059,789	5.000%, due 06/01/41	2,254,510	0.1
1,260,413	5.000%, due 06/01/41	1,380,254	0.1
167	5.500%, due 06/01/18	169	0.0
1,159	5.500%, due 01/01/20	1,174	0.0
2,702	5.500%, due 02/01/21	2,817	0.0
1,214	5.500%, due 04/01/21	1,263	0.0
12,625	5.500%, due 06/01/22	13,417	0.0
1,722	5.500%, due 11/01/22	1,785	0.0
1,306	5.500%, due 11/01/22	1,355	0.0
24,761	5.500%, due 11/01/22	26,547	0.0
688	5.500%, due 12/01/22	730	0.0
4,243	5.500%, due 05/01/23	4,259	0.0
206,383	5.500%, due 06/01/23	229,074	0.0
44,594	5.500%, due 07/01/23	47,850	0.0
8,355	5.500%, due 07/01/23	8,673	0.0
30,694	5.500%, due 09/01/23	32,789	0.0
15,194	5.500%, due 01/01/25	16,036	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
4,160	5.500%, due 08/01/25	$4,381	0.0
24,854	5.500%, due 07/01/26	27,587	0.0
14,714	5.500%, due 12/01/27	16,335	0.0
19,865	5.500%, due 04/01/28	22,052	0.0
13,563	5.500%, due 08/01/28	15,055	0.0
16,970	5.500%, due 01/01/29	18,836	0.0
19,245	5.500%, due 09/01/29	21,361	0.0
142,936	5.500%, due 10/01/29	159,792	0.0
9,129	5.500%, due 01/01/32	10,133	0.0
138,090	5.500%, due 04/01/33	153,596	0.0
2,119	5.500%, due 04/01/33	2,374	0.0
43,350	5.500%, due 10/01/33	48,453	0.0
76,602	5.500%, due 10/01/33	85,024	0.0
2,363	5.500%, due 11/01/33	2,646	0.0
20,089	5.500%, due 11/01/33	22,447	0.0
14,283	5.500%, due 11/01/33	15,958	0.0
15,047	5.500%, due 11/01/33	16,852	0.0
610,915	5.500%, due 12/01/33	684,205	0.0
74,962	5.500%, due 12/01/33	84,064	0.0
204,929	5.500%, due 12/01/33	229,527	0.0
45,527	5.500%, due 12/01/33	50,593	0.0
26,186	5.500%, due 12/01/33	29,129	0.0
2,841	5.500%, due 12/01/33	3,180	0.0
25,815	5.500%, due 12/01/33	28,822	0.0
27,236	5.500%, due 01/01/34	30,510	0.0
1,585	5.500%, due 01/01/34	1,763	0.0
149,771	5.500%, due 01/01/34	167,409	0.0
34,171	5.500%, due 01/01/34	38,004	0.0
45,312	5.500%, due 01/01/34	50,326	0.0
21,135	5.500%, due 06/01/34	23,657	0.0
106,316	5.500%, due 11/01/34	119,105	0.0
44,734	5.500%, due 11/01/34	50,017	0.0
2,213	5.500%, due 12/01/34	2,476	0.0
71,428	5.500%, due 01/01/35	79,976	0.0
55,817	5.500%, due 01/01/35	62,238	0.0
13,586	5.500%, due 01/01/35	15,220	0.0
31,763	5.500%, due 01/01/35	35,578	0.0
15,521	5.500%, due 02/01/35	17,291	0.0
3,150,549	5.500%, due 02/01/35	3,529,671	0.1
39,254	5.500%, due 03/01/35	43,833	0.0
81,466	5.500%, due 06/01/35	90,575	0.0
20,714	5.500%, due 07/01/35	23,050	0.0
1,923,964	5.500%, due 08/01/35	2,167,844	0.1
8,838	5.500%, due 10/01/35	9,882	0.0
1,484	5.500%, due 11/01/35	1,651	0.0
104,094	5.500%, due 11/01/35	115,728	0.0
308,143	5.500%, due 12/01/35	342,690	0.0
27,767	5.500%, due 12/01/35	31,074	0.0
1,365	5.500%, due 12/01/35	1,524	0.0
1,814	5.500%, due 12/01/35	2,027	0.0
191,318	5.500%, due 01/01/36	213,909	0.0
27,343	5.500%, due 01/01/36	30,388	0.0
1,679	5.500%, due 02/01/36	1,864	0.0
28,415	5.500%, due 04/01/36	31,762	0.0
2,092,988	5.500%, due 07/01/36	2,344,427	0.1
980	5.500%, due 08/01/36	1,093	0.0
157,205	5.500%, due 09/01/36	175,618	0.0
106,716	5.500%, due 09/01/36	119,523	0.0
4,850	5.500%, due 12/01/36	5,405	0.0
282,584	5.500%, due 12/01/36	313,731	0.0
318,018	5.500%, due 12/01/36	354,428	0.0
2,691	5.500%, due 12/01/36	3,005	0.0
184,069	5.500%, due 01/01/37	206,124	0.0
30,469	5.500%, due 01/01/37	34,043	0.0
230,583	5.500%, due 02/01/37	257,114	0.0
666,140	5.500%, due 03/01/37	744,822	0.0
22,796	5.500%, due 04/01/37	25,413	0.0
6,075	5.500%, due 05/01/37	6,760	0.0
1,347	5.500%, due 05/01/37	1,503	0.0
43,622	5.500%, due 05/01/37	48,643	0.0
64,099	5.500%, due 05/01/37	71,239	0.0
115,083	5.500%, due 06/01/37	128,483	0.0
56,573	5.500%, due 06/01/37	63,010	0.0
48,292	5.500%, due 07/01/37	53,629	0.0
32,411	5.500%, due 08/01/37	36,296	0.0
97,942	5.500%, due 08/01/37	109,255	0.0
59,820	5.500%, due 08/01/37	66,664	0.0
253,329	5.500%, due 09/01/37	282,388	0.0
1,400	5.500%, due 11/01/37	1,560	0.0
1,060,059	5.500%, due 01/01/38	1,179,382	0.1
1,418	5.500%, due 02/01/38	1,583	0.0
2,694	5.500%, due 02/01/38	3,005	0.0
42,062	5.500%, due 03/01/38	46,910	0.0
668,581	5.500%, due 03/01/38	749,827	0.0
200,431	5.500%, due 04/01/38	223,115	0.0
51,675	5.500%, due 04/01/38	57,691	0.0
1,227	5.500%, due 04/01/38	1,368	0.0
22,227	5.500%, due 05/01/38	24,801	0.0
350,846	5.500%, due 05/01/38	389,918	0.0
7,047	5.500%, due 05/01/38	7,861	0.0
211,626	5.500%, due 06/01/38	235,841	0.0
57,040	5.500%, due 06/01/38	63,625	0.0
4,237,141	5.500%, due 06/01/38	4,722,201	0.1
1,187	5.500%, due 07/01/38	1,320	0.0
112,459	5.500%, due 07/01/38	125,891	0.0
154,597	5.500%, due 07/01/38	171,629	0.0
82,806	5.500%, due 07/01/38	92,360	0.0
209,654	5.500%, due 08/01/38	233,738	0.0
25,875	5.500%, due 08/01/38	28,948	0.0
47,571	5.500%, due 08/01/38	52,945	0.0
459,438	5.500%, due 11/01/38	512,534	0.0
135,976	5.500%, due 11/01/38	151,520	0.0
72,856	5.500%, due 12/01/38	81,135	0.0
1,758	5.500%, due 12/01/38	1,952	0.0
435	5.500%, due 12/01/38	483	0.0
244,057	5.500%, due 01/01/39	271,906	0.0
918,762	5.500%, due 01/01/39	1,023,526	0.0
124,572	5.500%, due 01/01/39	138,933	0.0
46,547	5.500%, due 03/01/39	52,215	0.0
386,290	5.500%, due 06/01/39	433,685	0.0
666,457	5.500%, due 06/01/39	747,501	0.0
76,138	5.500%, due 05/01/40	84,587	0.0
42,038	5.500%, due 07/01/41	46,804	0.0
818,900	5.500%, due 09/01/41	917,150	0.0
572	6.000%, due 04/01/18	575	0.0
2,403	6.000%, due 09/01/18	2,406	0.0
3,781	6.000%, due 10/01/18	3,851	0.0
987	6.000%, due 11/01/18	989	0.0
933	6.000%, due 12/01/18	1,054	0.0
2,629	6.000%, due 05/01/21	2,970	0.0
32,661	6.000%, due 09/01/21	36,899	0.0
30,577	6.000%, due 04/01/22	34,545	0.0
67,902	6.000%, due 06/01/22	76,713	0.0
11,117	6.000%, due 01/01/23	12,560	0.0
1,599	6.000%, due 03/01/24	1,807	0.0
177,403	6.000%, due 11/01/28	200,423	0.0
865	6.000%, due 04/01/31	987	0.0
346	6.000%, due 01/01/32	391	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
1,880	6.000%, due 11/01/32	$2,140	0.0
1,084	6.000%, due 11/01/32	1,225	0.0
93,772	6.000%, due 01/01/33	107,107	0.0
6,349	6.000%, due 09/01/33	7,244	0.0
1,587	6.000%, due 01/01/34	1,810	0.0
184,703	6.000%, due 08/01/34	208,670	0.0
231,279	6.000%, due 06/01/35	262,588	0.0
10,801	6.000%, due 07/01/35	12,250	0.0
10,255	6.000%, due 07/01/35	11,586	0.0
12,145	6.000%, due 07/01/35	13,720	0.0
23,747	6.000%, due 07/01/35	27,086	0.0
446	6.000%, due 10/01/35	504	0.0
8,164	6.000%, due 10/01/35	9,271	0.0
127,696	6.000%, due 11/01/35	146,132	0.0
244,158	6.000%, due 12/01/35	275,840	0.0
2,701	6.000%, due 12/01/35	3,051	0.0
120,372	6.000%, due 12/01/35	136,645	0.0
11,602	6.000%, due 01/01/36	13,168	0.0
68,518	6.000%, due 02/01/36	77,685	0.0
48,444	6.000%, due 02/01/36	54,730	0.0
88,268	6.000%, due 02/01/36	99,721	0.0
998	6.000%, due 02/01/36	1,129	0.0
64,596	6.000%, due 03/01/36	73,058	0.0
70,889	6.000%, due 03/01/36	80,400	0.0
47,214	6.000%, due 04/01/36	53,404	0.0
81,422	6.000%, due 04/01/36	91,987	0.0
28,219	6.000%, due 05/01/36	31,973	0.0
13,715	6.000%, due 05/01/36	15,495	0.0
990	6.000%, due 06/01/36	1,118	0.0
5,673	6.000%, due 06/01/36	6,409	0.0
3,076	6.000%, due 07/01/36	3,482	0.0
2,931	6.000%, due 07/01/36	3,312	0.0
9,530	6.000%, due 07/01/36	10,773	0.0
21,968	6.000%, due 07/01/36	24,845	0.0
175,294	6.000%, due 07/01/36	198,094	0.0
702,875	6.000%, due 08/01/36	794,218	0.0
48,736	6.000%, due 08/01/36	55,060	0.0
76,167	6.000%, due 08/01/36	86,128	0.0
502,000	6.000%, due 08/01/36	572,134	0.0
10,516	6.000%, due 08/01/36	11,880	0.0
9,579	6.000%, due 08/01/36	10,834	0.0
161,589	6.000%, due 09/01/36	182,568	0.0
133,077	6.000%, due 09/01/36	150,346	0.0
42,231	6.000%, due 09/01/36	47,770	0.0
150,954	6.000%, due 09/01/36	170,542	0.0
62,740	6.000%, due 09/01/36	71,890	0.0
36,682	6.000%, due 09/01/36	41,474	0.0
687	6.000%, due 09/01/36	777	0.0
26,784	6.000%, due 09/01/36	30,280	0.0
57,777	6.000%, due 10/01/36	65,355	0.0
16,032	6.000%, due 10/01/36	18,115	0.0
64,168	6.000%, due 10/01/36	72,495	0.0
14,910	6.000%, due 10/01/36	16,868	0.0
32,027	6.000%, due 10/01/36	36,183	0.0
168,248	6.000%, due 10/01/36	190,173	0.0
50,050	6.000%, due 11/01/36	56,600	0.0
104,856	6.000%, due 11/01/36	118,462	0.0
17,746	6.000%, due 11/01/36	20,049	0.0
18,783	6.000%, due 11/01/36	21,220	0.0
5,045	6.000%, due 11/01/36	5,700	0.0
99,231	6.000%, due 12/01/36	112,129	0.0
26,181	6.000%, due 12/01/36	29,578	0.0
14,963	6.000%, due 12/01/36	17,051	0.0
50,855	6.000%, due 12/01/36	57,454	0.0
5,634	6.000%, due 12/01/36	6,370	0.0
8,172	6.000%, due 12/01/36	9,232	0.0
113,829	6.000%, due 12/01/36	128,599	0.0
1,462	6.000%, due 01/01/37	1,665	0.0
90,338	6.000%, due 01/01/37	102,116	0.0
26,989	6.000%, due 01/01/37	30,491	0.0
17,587	6.000%, due 01/01/37	19,873	0.0
54,703	6.000%, due 01/01/37	61,885	0.0
2,057	6.000%, due 01/01/37	2,323	0.0
4,711	6.000%, due 01/01/37	5,325	0.0
5,681	6.000%, due 02/01/37	6,420	0.0
172,180	6.000%, due 02/01/37	194,536	0.0
18,611	6.000%, due 02/01/37	21,027	0.0
77,725	6.000%, due 02/01/37	87,811	0.0
34,519	6.000%, due 02/01/37	39,015	0.0
42,679	6.000%, due 03/01/37	48,246	0.0
204,384	6.000%, due 03/01/37	230,906	0.0
21,673	6.000%, due 03/01/37	24,493	0.0
1,876	6.000%, due 03/01/37	2,121	0.0
45,102	6.000%, due 03/01/37	50,999	0.0
38,066	6.000%, due 03/01/37	43,038	0.0
31,312	6.000%, due 04/01/37	35,375	0.0
48,023	6.000%, due 04/01/37	54,255	0.0
79,884	6.000%, due 04/01/37	90,794	0.0
254,851	6.000%, due 04/01/37	288,158	0.0
126,823	6.000%, due 04/01/37	143,400	0.0
86,509	6.000%, due 04/01/37	97,850	0.0
34,898	6.000%, due 04/01/37	39,513	0.0
83,770	6.000%, due 04/01/37	94,675	0.0
15,819	6.000%, due 04/01/37	17,893	0.0
3,698	6.000%, due 04/01/37	4,178	0.0
8,087	6.000%, due 04/01/37	9,136	0.0
64,638	6.000%, due 04/01/37	73,025	0.0
881	6.000%, due 04/01/37	996	0.0
729	6.000%, due 04/01/37	824	0.0
1,359	6.000%, due 04/01/37	1,535	0.0
3,917	6.000%, due 04/01/37	4,426	0.0
3,132	6.000%, due 04/01/37	3,539	0.0
34,303	6.000%, due 05/01/37	38,754	0.0
39,212	6.000%, due 05/01/37	44,301	0.0
1,434	6.000%, due 05/01/37	1,621	0.0
90,396	6.000%, due 05/01/37	102,135	0.0
25,063	6.000%, due 05/01/37	28,316	0.0
85,600	6.000%, due 05/01/37	96,708	0.0
4,489	6.000%, due 05/01/37	5,102	0.0
11,530	6.000%, due 05/01/37	13,029	0.0
31,861	6.000%, due 05/01/37	36,010	0.0
37,486	6.000%, due 05/01/37	42,350	0.0
10,209	6.000%, due 05/01/37	11,535	0.0
37,831	6.000%, due 05/01/37	42,740	0.0
201,714	6.000%, due 05/01/37	227,889	0.0
6,037	6.000%, due 06/01/37	6,820	0.0
138,828	6.000%, due 06/01/37	157,478	0.0
12,120	6.000%, due 06/01/37	13,693	0.0
28,427	6.000%, due 06/01/37	32,124	0.0
16,763	6.000%, due 06/01/37	18,959	0.0
2,981	6.000%, due 06/01/37	3,368	0.0
10,189	6.000%, due 06/01/37	11,513	0.0
5,862	6.000%, due 06/01/37	6,623	0.0
19,467	6.000%, due 07/01/37	21,993	0.0
26,787	6.000%, due 07/01/37	30,263	0.0
5,265	6.000%, due 07/01/37	5,948	0.0
16,026	6.000%, due 07/01/37	18,105	0.0
159,208	6.000%, due 07/01/37	179,868	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
9,337		6.000%, due 07/01/37	$10,549	0.0
51,800		6.000%, due 07/01/37	58,647	0.0
34,362		6.000%, due 07/01/37	38,823	0.0
68,573		6.000%, due 07/01/37	77,758	0.0
145,740		6.000%, due 07/01/37	164,652	0.0
35,877		6.000%, due 07/01/37	40,828	0.0
130,824		6.000%, due 08/01/37	147,800	0.0
50,610		6.000%, due 08/01/37	57,177	0.0
29,807		6.000%, due 08/01/37	33,675	0.0
20,056		6.000%, due 08/01/37	22,658	0.0
7,284		6.000%, due 08/01/37	8,229	0.0
13,829		6.000%, due 08/01/37	16,197	0.0
139,008		6.000%, due 08/01/37	157,047	0.0
46,698		6.000%, due 08/01/37	52,758	0.0
139,175		6.000%, due 08/01/37	157,234	0.0
57,565		6.000%, due 08/01/37	65,044	0.0
13,346		6.000%, due 09/01/37	15,078	0.0
25,693		6.000%, due 09/01/37	29,028	0.0
3,028		6.000%, due 09/01/37	3,421	0.0
653,501		6.000%, due 09/01/37	738,462	0.0
40,982		6.000%, due 09/01/37	46,306	0.0
7,506		6.000%, due 09/01/37	8,480	0.0
135,374		6.000%, due 09/01/37	152,940	0.0
14,410		6.000%, due 09/01/37	16,280	0.0
40,868		6.000%, due 10/01/37	46,171	0.0
9,435		6.000%, due 10/01/37	10,660	0.0
7,707		6.000%, due 10/01/37	8,707	0.0
68,121		6.000%, due 10/01/37	76,998	0.0
2,051		6.000%, due 11/01/37	2,317	0.0
83,140		6.000%, due 11/01/37	94,239	0.0
117,771		6.000%, due 11/01/37	133,073	0.0
125,826		6.000%, due 12/01/37	142,249	0.0
73,984		6.000%, due 12/01/37	83,724	0.0
21,362		6.000%, due 12/01/37	24,134	0.0
170,389		6.000%, due 12/01/37	193,140	0.0
34,772		6.000%, due 12/01/37	39,284	0.0
2,832		6.000%, due 12/01/37	3,217	0.0
302,458		6.000%, due 02/01/38	342,204	0.0
216,541		6.000%, due 02/01/38	244,640	0.0
65,196		6.000%, due 02/01/38	73,656	0.0
10,388		6.000%, due 03/01/38	11,736	0.0
32,037		6.000%, due 03/01/38	36,225	0.0
3,027		6.000%, due 03/01/38	3,454	0.0
8,815		6.000%, due 05/01/38	10,004	0.0
153,031		6.000%, due 05/01/38	172,889	0.0
28,689		6.000%, due 06/01/38	32,447	0.0
3,058		6.000%, due 06/01/38	3,455	0.0
170,308		6.000%, due 07/01/38	192,408	0.0
114,605		6.000%, due 07/01/38	129,476	0.0
939		6.000%, due 08/01/38	1,061	0.0
2,847		6.000%, due 08/01/38	3,238	0.0
1,671		6.000%, due 08/01/38	1,888	0.0
64,649		6.000%, due 09/01/38	73,082	0.0
15,250		6.000%, due 09/01/38	17,241	0.0
31,205		6.000%, due 09/01/38	35,254	0.0
11,771		6.000%, due 09/01/38	13,396	0.0
125,769		6.000%, due 10/01/38	142,090	0.0
3,897		6.000%, due 10/01/38	4,402	0.0
29,066		6.000%, due 10/01/38	33,355	0.0
85,980		6.000%, due 10/01/38	97,137	0.0
3,166		6.000%, due 10/01/38	3,577	0.0
103,480		6.000%, due 10/01/38	116,908	0.0
37,745		6.000%, due 10/01/38	42,649	0.0
2,043		6.000%, due 11/01/38	2,308	0.0
1,710		6.000%, due 11/01/38	1,932	0.0
164,343		6.000%, due 11/01/38	185,668	0.0
162,540		6.000%, due 12/01/38	183,848	0.0
4,723		6.000%, due 12/01/38	5,335	0.0
99,718		6.000%, due 12/01/38	112,657	0.0
50,356		6.000%, due 10/01/39	56,907	0.0
3,655		6.000%, due 10/01/39	4,177	0.0
1,028,389		6.000%, due 02/01/40	1,162,413	0.1
45,726		6.000%, due 04/01/40	51,745	0.0
226,118		6.000%, due 09/01/40	258,264	0.0
469,178		6.000%, due 10/01/40	530,221	0.0
697,053		6.000%, due 05/01/41	791,237	0.0
9,132		6.500%, due 04/01/27	10,159	0.0
9,503		6.500%, due 02/01/28	10,573	0.0
46		6.500%, due 06/01/29	51	0.0
1,717		6.500%, due 07/01/29	1,909	0.0
13,722		6.500%, due 01/01/32	15,269	0.0
16,876		6.500%, due 04/01/32	19,271	0.0
7,495		6.500%, due 09/01/32	8,335	0.0
15,336		6.500%, due 10/01/32	17,057	0.0
19,516		6.500%, due 10/01/32	21,715	0.0
11,150		6.500%, due 03/01/38	12,706	0.0
2,068		7.000%, due 08/01/25	2,254	0.0
26		7.000%, due 12/01/25	26	0.0
619		7.000%, due 12/01/25	620	0.0
3,109		7.000%, due 02/01/26	3,201	0.0
19,447		7.000%, due 03/01/26	20,978	0.0
9,243		7.000%, due 03/01/26	10,019	0.0
4,064		7.000%, due 03/01/26	4,144	0.0
1,308		7.000%, due 12/01/27	1,366	0.0
636,344		7.000%, due 03/01/38	766,096	0.0
832,039		7.000%, due 04/01/38	1,003,774	0.0
1,009		7.500%, due 11/01/29	1,047	0.0
18,354		7.500%, due 09/01/31	21,430	0.0
			362,548,500	8.5

		Government National Mortgage Association: 2.2%
18,669,000	W	3.000%, due 04/01/44	18,833,812	0.4
18,580,000	W	3.500%, due 12/20/41	19,233,203	0.5
23,141,917		3.500%, due 07/20/46	24,029,615	0.6
1,660,330		4.000%, due 11/20/40	1,777,972	0.0
4,843,000	W	4.000%, due 11/20/41	5,106,244	0.1
3,110,951		4.000%, due 03/20/46	3,297,998	0.1
2,403,428		4.500%, due 08/20/41	2,595,899	0.1
12,813		5.000%, due 11/15/35	14,225	0.0
17,800		5.000%, due 11/15/35	19,670	0.0
9,544		5.000%, due 11/15/35	10,441	0.0
26,631		5.000%, due 11/15/35	29,381	0.0
76,512		5.000%, due 06/15/37	83,932	0.0
59,255		5.000%, due 03/15/38	65,581	0.0
430,004		5.000%, due 03/15/38	474,575	0.0
15,975		5.000%, due 06/15/38	17,631	0.0
6,645		5.000%, due 07/15/38	7,338	0.0
5,138		5.000%, due 09/15/38	5,624	0.0
71,566		5.000%, due 11/15/38	78,700	0.0
86,416		5.000%, due 11/15/38	95,122	0.0
1,948,123		5.000%, due 12/15/38	2,151,807	0.1
42,906		5.000%, due 12/15/38	47,390	0.0
182,865		5.000%, due 12/15/38	201,869	0.0
2,218,294		5.000%, due 01/15/39	2,442,108	0.1
252,279		5.000%, due 01/15/39	278,680	0.0
165,856		5.000%, due 01/15/39	181,533	0.0
92,477		5.000%, due 02/15/39	101,631	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
202,222		5.000%, due 02/15/39	$222,684	0.0
234,667		5.000%, due 02/15/39	258,311	0.0
176,447		5.000%, due 03/15/39	194,739	0.0
252,630		5.000%, due 03/15/39	279,175	0.0
5,733		5.000%, due 03/15/39	6,311	0.0
365,897		5.000%, due 03/15/39	403,855	0.0
216,197		5.000%, due 04/15/39	237,979	0.0
3,064		5.000%, due 05/15/39	3,383	0.0
363,028		5.000%, due 05/15/39	399,624	0.0
116,766		5.000%, due 05/15/39	128,723	0.0
193,471		5.000%, due 07/15/39	212,965	0.0
178,200		5.000%, due 09/15/39	196,527	0.0
17,447		5.000%, due 11/15/39	19,192	0.0
3,977		5.000%, due 04/15/40	4,379	0.0
31,323		5.000%, due 06/15/40	34,577	0.0
429,338		5.000%, due 09/15/40	473,334	0.0
59,122		5.000%, due 09/15/40	65,259	0.0
141,082		5.000%, due 10/15/40	155,708	0.0
175,885		5.000%, due 05/15/42	192,011	0.0
817,342		5.000%, due 02/20/43	881,062	0.0
2,966,662		5.140%, due 10/20/60	3,110,653	0.1
2,289,866		5.274%, due 10/20/60	2,393,618	0.1
825,337		5.500%, due 03/20/60	866,757	0.0
			91,922,807	2.2

	Total U.S. Government Agency Obligations
	(Cost $681,420,651)		685,326,684	16.1

ASSET-BACKED SECURITIES: 11.1%
		Automobile Asset-Backed Securities: 0.8%
2,980,000		Capital Auto Receivables Asset Trust 2015-2 B, 2.290%, 05/20/20	2,997,244	0.1
2,390,000		Capital Auto Receivables Asset Trust 2015-2 C, 2.670%, 08/20/20	2,401,960	0.1
1,700,000		CarMax Auto Owner Trust 2015-2 C, 2.390%, 03/15/21	1,706,211	0.0
3,530,000		GM Financial Automobile Leasing Trust 2015-2 B, 2.420%, 07/22/19	3,549,612	0.1
3,420,000		GM Financial Automobile Leasing Trust 2015-2 C, 2.990%, 07/22/19	3,454,177	0.1
2,360,000	#	MMCA Auto Owner Trust 2014-A C, 2.260%, 10/15/20	2,369,337	0.1
1,700,000	#	Oscar US Funding Trust VI LLC 2017-1A A3, 2.820%, 06/10/21	1,702,353	0.0
7,030,000	#	Santander Drive Auto Receivables Trust 2013-A E, 4.710%, 01/15/21	7,170,675	0.2
6,130,000		Santander Drive Auto Receivables Trust 2014-3 D, 2.650%, 08/17/20	6,179,038	0.1
1,850,000	#	SunTrust Auto Receivables Trust 2015-1A B, 2.200%, 02/15/21	1,843,788	0.0
			33,374,395	0.8

		Home Equity Asset-Backed Securities: 0.2%
1,300,000		Home Equity Asset Trust 2005-2 M5, 2.077%, 07/25/35	1,215,569	0.0
2,400,000		Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2 M4, 1.897%, 03/25/35	2,241,798	0.1
532,777		New Century Home Equity Loan Trust 2005-2 M3, 1.717%, 06/25/35	478,318	0.0
71,289		Renaissance Home Equity Loan Trust 2003-2 A, 1.862%, 08/25/33	67,020	0.0
2,600,000		Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/35	2,626,675	0.1
79,144		Securitized Asset Backed Receivables LLC Trust 2006-WM4 A2A, 1.062%, 11/25/36	29,176	0.0
			6,658,556	0.2

		Other Asset-Backed Securities: 9.9%
3,000,000	#	1776 CLO Ltd. 2006-1A D, 2.788%, 05/08/20	3,016,788	0.1
4,847,654	#	Ajax Mortgage Loan Trust 2016-C, 4.000%, 10/25/57	4,837,229	0.1
10,780,000	#	ALM VII Ltd. 2012-7A A1R, 2.503%, 10/15/28	10,860,095	0.3
6,860,000	#	ALM VII R-2 Ltd. 2013-7R2A A2R, 3.023%, 10/15/27	6,911,759	0.2
4,090,000	#	ALM VIII Ltd. 2013-8A A1R, 2.513%, 10/15/28	4,106,078	0.1
2,300,000	#	American Homes 4 Rent 2015-SFR1 E, 5.639%, 04/17/52	2,425,442	0.1
2,557,471	#,^	American Homes 4 Rent 2015-SFR1 XS, 04/17/52	–	–
2,000,000	#	American Homes 4 Rent 2015-SFR2 C, 4.691%, 10/17/45	2,088,810	0.0
2,200,000	#	American Homes 4 Rent 2015-SFR2 D, 5.036%, 10/17/45	2,319,900	0.1
12,601,179	#,^	American Homes 4 Rent 2015-SFR2 XS, 10/17/45	–	–
10,000,000	#	Apidos CLO XI 2012-11A AR, 2.463%, 01/17/28	10,033,380	0.2
4,670,000	#	Apidos CLO XI 2012-11A BR, 2.973%, 01/17/28	4,687,634	0.1
1,540,000	#	Apidos CLO XIV 2013-14A D, 4.523%, 04/15/25	1,533,746	0.0
4,200,000	#	Apidos CLO XVII 2014-17A A2R, 2.873%, 04/17/26	4,200,256	0.1
7,370,000	#	Apidos CLO XVII 2014-17A BR, 3.523%, 04/17/26	7,369,934	0.2
5,370,000	#	Apidos Clo XXV 2016-25A A1, 2.203%, 10/20/28	5,384,617	0.1
5,750,000	#	Ares XXIX CLO Ltd. 2014-1A BR, 3.330%, 04/17/26	5,749,597	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
1,950,000	#	Ares XXXII CLO Ltd. 2014-32A BR, 3.289%, 11/15/25	$1,949,967	0.0
256,086	#	AVANT Loans Funding Trust 2015-A A, 4.000%, 08/16/21	256,934	0.0
4,280,000	#	Avery Point IV CLO Ltd., 3.510%, 04/25/26	4,280,000	0.1
9,630,000	#	Babson CLO Ltd. 2014-3A AR, 2.299%, 01/15/26	9,649,221	0.2
3,190,000	#	Babson CLO Ltd. 2014-3A C1R, 3.699%, 01/15/26	3,192,230	0.1
1,914,352		Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 3.346%, 10/25/36	1,845,392	0.0
12,350,000	#	Benefit Street Partners CLO IV Ltd. 2014-IVA A1R, 2.515%, 01/20/29	12,389,359	0.3
1,800,000	#	Birchwood Park CLO Ltd. 2014-1A C1R, 3.273%, 07/15/26	1,800,184	0.0
2,910,000	#	Blue Hill CLO Ltd. 2013-1A C1R, 3.420%, 01/15/26	2,909,820	0.1
4,400,000	#	BlueMountain CLO 2013-1A A1R, 2.430%, 01/20/29	4,415,602	0.1
5,260,000	#	BlueMountain CLO 2013-1A A2R, 2.930%, 01/20/29	5,278,547	0.1
5,850,000	#	BlueMountain CLO 2014-4A CR, 3.604%, 11/30/26	5,854,469	0.1
5,070,000	#	BlueMountain CLO 2015-1A BR, 3.522%, 04/13/27	5,117,399	0.1
9,600,000	#	BlueMountain CLO Ltd. 2012-2A AR, 2.472%, 11/20/28	9,630,816	0.2
4,570,000	#	Burnham Park Clo Ltd. 2016-1A A, 2.318%, 10/20/29	4,607,355	0.1
3,582,588	#	Callidus Debt Partners Clo Fund VI Ltd. 6A A1T, 1.301%, 10/23/21	3,581,653	0.1
3,000,000	#	Canaras Summit CLO Ltd. 2007-1A B, 1.632%, 06/19/21	2,986,260	0.1
7,000,000	#	Canaras Summit CLO Ltd. 2007-1A C, 1.952%, 06/19/21	6,955,984	0.2
3,880,000	#	Carlyle Global Market Strategies CLO 2014-3A BR Ltd., 3.187%, 07/27/26	3,887,271	0.1
4,190,000	#	Carlyle Global Market Strategies CLO Ltd. 2012-4A AR, 2.480%, 01/20/29	4,208,578	0.1
8,630,000	#	Carlyle US CLO 2017-1A A1A Ltd., 2.460%, 04/20/31	8,665,573	0.2
13,380,000	#	Cedar Funding VI CLO Ltd. 2016-6A A1, 2.344%, 10/20/28	13,394,169	0.3
6,440,000	#	Cent CLO 2014-22A A2AR, 2.984%, 11/07/26	6,441,095	0.2
62,811		Chase Funding Trust Series 2002-4 2A1, 1.722%, 10/25/32	59,047	0.0
106,708		Chase Funding Trust Series 2003-5 2A2, 1.582%, 07/25/33	103,462	0.0
3,550,000	#	CIFC Funding Ltd. 2014-4A C1R, 2.377%, 10/17/26	3,549,964	0.1
4,110,000	#	CIFC Funding Ltd. 2016-1A A, 2.445%, 10/21/28	4,125,914	0.1
5,560,000	#	CIFC Funding Ltd. 2017-1A A, 2.243%, 04/23/29	5,559,928	0.1
834,233		Countrywide Asset-Backed Certificates 2006-26 2A3, 1.152%, 06/25/37	812,261	0.0
15,250,000	#	Dryden 33 Senior Loan Fund 2014-33A AR, 2.453%, 10/15/28	15,295,659	0.4
3,090,000	#	Dryden Senior Loan Fund 2014-31A CR, 3.256%, 04/18/26	3,076,157	0.1
2,330,000	#	Dryden Senior Loan Fund 2014-34A CR, 3.172%, 10/15/26	2,330,000	0.1
8,610,000	#	Dryden Senior Loan Fund 2017-47A A2, 2.745%, 04/15/28	8,610,000	0.2
7,130,000	#	Dryden Senior Loan Fund 2017-47A C, 3.595%, 04/15/28	7,126,435	0.1
3,250,000	#	Flatiron CLO Ltd. 2013-1A A2R, 2.580%, 01/17/26	3,249,838	0.1
4,770,000	#	Flatiron CLO Ltd. 2013-1A BR, 3.380%, 01/17/26	4,769,752	0.1
1,600,000	#	Gale Force 3 CLO Ltd. 2007-3A D, 2.425%, 04/19/21	1,598,485	0.0
2,875,000	#	GoldenTree Loan Opportunities III Ltd. 2007-3A C, 2.284%, 05/01/22	2,876,202	0.1
142,799		GSAMP Trust 2007-FM1 A2A, 1.052%, 12/25/36	78,359	0.0
5,226,506	#	HERO Funding Trust 2015-2A A, 3.990%, 09/20/40	5,357,169	0.1
5,583,682	#	HERO Funding Trust 2015-3A A, 4.280%, 09/20/41	5,681,397	0.1
494,482	#	Hillmark Funding Ltd. 2006-1A A1, 1.302%, 05/21/21	493,056	0.0
2,900,000	#	Invitation Homes Trust 2014-SFR2 E, 4.093%, 06/17/32	2,927,959	0.1
6,690,000	#	LCM XXIII Ltd. 23A A1, 2.506%, 10/20/29	6,743,460	0.2
58,753		Long Beach Mortgage Loan Trust 2004-4 1A1, 1.542%, 10/25/34	55,320	0.0
4,000,000	#	Madison Park Funding Ltd. 2007-6A E, 6.282%, 07/26/21	4,007,128	0.1
3,400,000	#	Madison Park Funding XIII Ltd. 2014-13A CR, 3.028%, 01/19/25	3,400,170	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
2,120,000	#	Madison Park Funding XV Ltd. 2014-15A B1R, 3.242%, 01/27/26	$2,120,047	0.1
13,400,000	#	Magnetite CLO Ltd. 2016-18A A, 2.253%, 11/15/28	13,429,962	0.3
591,324	#	Marketplace Loan Trust Series 2015-AV1 A, 4.000%, 09/15/21	593,689	0.0
1,642,426	#	Marketplace Loan Trust Series 2015-AV2 A, 4.000%, 10/15/21	1,649,449	0.0
2,090,000	#	Oaktree EIF II Series B1 Ltd. 2015-B1A A, 2.589%, 02/15/26	2,090,443	0.1
4,510,000	#	Octagon Investment Partners 30 Ltd. 2017-1A A1, 2.355%, 03/17/30	4,515,177	0.1
1,430,000	#	Octagon Investment Partners XIX Ltd. 2014-1A CR, 3.069%, 04/15/26	1,437,150	0.0
7,070,000	#	OHA Loan Funding Ltd. 2015-1A AR, 2.449%, 08/15/29	7,116,704	0.2
7,900,000	#	OHA Loan Funding Ltd. 2015-1A BR, 2.839%, 08/15/29	7,908,785	0.2
2,340,000	#	Palmer Square CLO 2013-2A BR Ltd., 3.408%, 10/17/27	2,340,000	0.1
2,500,000		Park Place Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2005-WHQ1 M4, 2.062%, 03/25/35	2,457,910	0.1
1,850,000		Popular ABS Mortgage Pass-Through Trust 2005-D A5, 4.182%, 01/25/36	1,845,644	0.0
8,200,000	#	Progress Residential 2015-SFR2 E, 4.427%, 06/12/32	8,206,922	0.2
10,600,000	#	Shackleton CLO Ltd. 2016-9A A, 2.364%, 10/20/28	10,631,122	0.3
524,910		Small Business Administration Participation Certificates 2007-20L 1, 5.290%, 12/01/27	564,604	0.0
2,311,376	#	SoFi Consumer Loan Program 2016-1A A, 3.260%, 08/25/25	2,309,991	0.1
2,000,000	#	SoFi Consumer Loan Program 2016-2A B, 4.770%, 10/27/25	2,042,608	0.0
5,585,168	#	Sofi Consumer Loan Program 2017-1 A LLC, 3.280%, 01/26/26	5,619,520	0.1
2,000,000	#	Sofi Consumer Loan Program 2017-1 B LLC, 4.730%, 01/26/26	2,021,074	0.0
1,326,480		Specialty Underwriting & Residential Finance Trust Series 2005-BC2 M3, 1.957%, 12/25/35	1,213,591	0.0
4,630,000	#	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/24	4,675,646	0.1
10,200,000	#	Symphony CLO Ltd. 2012-9A AR, 2.472%, 10/16/28	10,315,444	0.2
4,200,000	#	Symphony CLO Ltd. 2016-18A B, 2.746%, 01/23/28	4,204,355	0.1
3,930,000	#	Symphony CLO XIV Ltd. 2014-14A C1R, 3.505%, 07/14/26	3,929,972	0.1
4,676,500	#	Taco Bell Funding 2016-1A A2I, 3.832%, 05/25/46	4,744,474	0.1
2,200,000	#	Thacher Park CLO Ltd. 2014-1A CR, 3.857%, 10/20/26	2,199,791	0.1
4,410,000	#	THL Credit Wind River CLO Ltd. 2017-1A A, 2.374%, 04/18/29	4,414,361	0.1
2,570,000	#	THL Credit Wind River CLO Ltd. 2017-1A C, 3.334%, 04/18/29	2,569,951	0.1
12,650,000	#	Wind River CLO Ltd. 2016-2A A, 2.386%, 11/01/28	12,689,202	0.3
			420,567,853	9.9

		Student Loan Asset-Backed Securities: 0.2%
2,896,881	#	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/31	2,918,868	0.1
3,740,218	#	DRB Prime Student Loan Trust 2015-D A2, 3.200%, 01/25/40	3,772,202	0.1
1,500,000	#	Earnest Student Loan Program 2016-C B, 4.460%, 01/26/37	1,476,183	0.0
1,500,000	#	SMB Private Education Loan Trust 2017-A, 3.500%, 06/17/41	1,453,634	0.0
440,626	#	SoFi Professional Loan Program 2015-C A2, 2.510%, 08/25/33	440,089	0.0
			10,060,976	0.2

	Total Asset-Backed Securities
	(Cost $467,549,853)		470,661,780	11.1

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 16.3%
		Affiliated Investment Companies: 16.3%
8,687,263		Voya Emerging Markets Corporate Debt Fund - Class P	86,090,774	2.0
13,612,851		Voya Emerging Markets Hard Currency Debt Fund - Class P	131,364,013	3.1
8,425,672		Voya Emerging Markets Local Currency Debt Fund - Class P	63,108,282	1.5
2,339,947		Voya Floating Rate Fund - Class P	23,212,270	0.5

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
15,994,248	Voya High Yield Bond Fund - Class P	$129,713,348	3.1
12,285,888	Voya Investment Grade Credit Fund - Class P	133,056,162	3.1
12,538,463	Voya Securitized Credit Fund - Class P	126,889,242	3.0

	Total Mutual Funds
	(Cost $709,510,949)	693,434,091	16.3

# of Contracts		Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.0%
	OTC Interest Rate Swaptions: 0.0%
190,470,000	@ Put on 10-Year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.688%, Exp. 05/16/17 Counterparty: Morgan Stanley Capital Services LLC	244,954	0.0

	Total Purchased Options
	(Cost $34,334)	244,954	0.0

	Total Long-Term Investments
	(Cost $4,350,874,030)	4,363,595,102	102.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
		Corporate Bonds/Notes: 0.3%
4,242,000	#	Barclays Bank PLC, 6.050%, 12/04/17	4,354,294	0.1
1,010,000		Discover Financial Services, 6.450%, 06/12/17	1,018,628	0.0
2,404,000		FirstEnergy Corp., 2.750%, 03/15/18	2,413,311	0.1
5,155,000		Hewlett Packard Enterprise Co., 2.450%, 10/05/17	5,170,733	0.1
			12,956,966	0.3

		Commercial Paper: 0.6%
10,000,000		Autozone Inc., 1.140%, 04/06/17	9,998,142	0.2
15,000,000		Kroger, 1.120%, 04/03/17	14,998,622	0.4
			24,996,764	0.6

		U.S. Government Agency Obligations: 0.0%
187		Fannie Mae, 4.500%, 10/01/17	187	0.0
16,442		Fannie Mae, 4.500%, 11/01/17	16,871	0.0
612		Fannie Mae, 4.500%, 02/01/18	627	0.0
79,861		Fannie Mae, 4.500%, 02/01/18	81,942	0.0
214		Fannie Mae, 5.500%, 01/01/18	216	0.0
7,004		Fannie Mae, 5.500%, 01/01/18	7,062	0.0
7,735		Fannie Mae, 5.500%, 02/01/18	7,810	0.0
389		Fannie Mae, 5.500%, 02/01/18	393	0.0
216		Fannie Mae, 5.500%, 03/01/18	218	0.0
580		Fannie Mae, 6.000%, 01/01/18	582	0.0
492		Fannie Mae, 6.000%, 11/01/17	494	0.0
128		Fannie Mae, 6.000%, 02/01/18	129	0.0
73		Fannie Mae, 6.000%, 04/01/17	73	0.0
70		Fannie Mae, 6.000%, 04/01/17	70	0.0
650		Fannie Mae, 6.000%, 05/01/17	650	0.0
323		Fannie Mae, 6.000%, 05/01/17	323	0.0
47		Fannie Mae, 6.000%, 05/01/17	47	0.0
58		Fannie Mae, 6.000%, 05/01/17	58	0.0
1,533		Fannie Mae, 6.000%, 06/01/17	1,534	0.0
1,288		Fannie Mae, 6.000%, 06/01/17	1,289	0.0
98		Fannie Mae, 6.000%, 06/01/17	98	0.0
578		Fannie Mae, 6.000%, 08/01/17	580	0.0
408		Fannie Mae, 6.000%, 08/01/17	408	0.0
161		Fannie Mae, 6.000%, 08/01/17	161	0.0
4,710		Fannie Mae, 6.000%, 09/01/17	4,724	0.0
25		Fannie Mae, 6.000%, 09/01/17	25	0.0
			126,571	0.0

		Securities Lending Collateralcc: 0.8%
7,735,349		Barclays Capital, Inc., Repurchase Agreement dated 03/31/17, 0.79%, due 04/03/17 (Repurchase Amount $7,735,851, collateralized by various U.S. Government Securities, 0.000%-2.750%, Market Value plus accrued interest $7,890,059, due 10/15/17-02/15/46)	7,735,349	0.2

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,625,096	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $1,625,204, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,657,598, due 04/01/17-02/20/67)	$1,625,096	0.0
7,735,349	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/17, 0.84%, due 04/03/17 (Repurchase Amount $7,735,883, collateralized by various U.S. Government Securities, 3.125%-3.625%, Market Value plus accrued interest $7,890,057, due 02/15/43-02/15/44)	7,735,349	0.2
7,735,349	NBC Global Finance Ltd., Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $7,735,921, collateralized by various U.S. Government Securities, 1.250%-4.625%, Market Value plus accrued interest $7,890,056, due 08/15/21-09/09/49)	7,735,349	0.2
7,735,300	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $7,735,872, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $7,890,014, due 01/15/19-02/15/46)	7,735,300	0.2
		32,566,443	0.8

	Collateralized Mortgage Obligations: 0.0%
93,021	Freddie Mac REMIC Trust 2543 AN, 5.000%, 12/15/17	93,747	0.0
45	Freddie Mac, 6.000%, 10/01/17	45	0.0
		93,792	0.0

	Asset-Backed Securities: 0.0%
948,344	United States Small Business Administration 2008-P10A 1, 5.902%, 02/10/18
	(Cost $948,344)	979,121	0.0

	Foreign Government Bonds: 0.0%
500,000	Eksportfinans ASA, 5.500%, 06/26/17	503,402	0.0
500,000	Majapahit Holding BV, 7.250%, 06/28/17	506,500	0.0
		1,009,902	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
4,683,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $4,683,000)	4,683,000	0.1

	Total Short-Term Investments
	(Cost $77,346,497)	77,412,559	1.8

	Total Investments in Securities (Cost $4,428,220,527)	$4,441,007,661	104.3
	Liabilities in Excess of Other Assets	(184,481,981)	(4.3)
	Net Assets	$4,256,525,680	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Cost for federal income tax purposes is $4,430,829,363.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$61,666,962
Gross Unrealized Depreciation	(51,488,664)

Net Unrealized Appreciation	$10,178,298

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Mutual Funds	$693,434,091	$–	$–	$693,434,091
Purchased Options	–	244,954	–	244,954
Corporate Bonds/Notes	–	1,216,477,982	–	1,216,477,982
Collateralized Mortgage Obligations	–	556,129,821	–	556,129,821
Municipal Bonds	–	2,068,552	–	2,068,552
Short-Term Investments	4,683,000	72,729,559	–	77,412,559
U.S. Government Agency Obligations	–	685,326,684	–	685,326,684
Asset-Backed Securities	–	444,573,948	26,087,832	470,661,780
U.S. Treasury Obligations	–	559,321,103	–	559,321,103
Foreign Government Bonds	–	8,538,908	–	8,538,908
Commercial Mortgage-Backed Securities	–	171,391,227	–	171,391,227
Total Investments, at fair value	$698,117,091	$3,716,802,738	$26,087,832	$4,441,007,661
Other Financial Instruments+
Centrally Cleared Swaps	–	25,588,768	–	25,588,768
Forward Foreign Currency Contracts	–	36,071	–	36,071
Futures	1,020,767	–	–	1,020,767
Total Assets	$699,137,858	$3,742,427,577	$26,087,832	$4,467,653,267
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(12,259,481)	$–	$(12,259,481)
Forward Foreign Currency Contracts	–	(1,210,449)	–	(1,210,449)
Futures	(3,076,552)	–	–	(3,076,552)
Written Options	–	(352,532)	–	(352,532)
Total Liabilities	$(3,076,552)	$(13,822,462)	$–	$(16,899,014)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/17	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$83,135,332	$975,756	$-	$1,979,686	$86,090,774	$975,756	$-	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	126,279,438	1,236,760	-	3,847,815	131,364,013	1,236,760	-	-
Voya Emerging Markets Local Currency Debt Fund - Class P	59,236,701	-	-	3,871,581	63,108,282	-	-	-
Voya Floating Rate Fund - Class P	23,029,585	275,535	-	(92,850)	23,212,270	278,571	-	-
Voya High Yield Bond Fund - Class P	98,027,562	30,764,399	-	921,387	129,713,348	1,864,398	-	-
Voya Investment Grade Credit Fund - Class P	131,182,083	1,143,402	-	730,677	133,056,162	1,143,162	-	-
Voya Securitized Credit Fund - Class P	123,996,498	1,526,619	-	1,366,125	126,889,242	1,526,365	-	-
	$644,887,199	$35,922,471	$-	$12,624,421	$693,434,091	$7,025,012	$-	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2017, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Morgan Stanley Capital Services LLC	Czech Koruna	19,403,537	Buy	04/07/17	$775,531	$766,457	$(9,074)
Morgan Stanley Capital Services LLC	Singapore Dollar	1,301,141	Buy	06/16/17	920,157	930,686	10,529
							$1,455

Barclays Bank PLC	Brazilian Real	10,946,559	Sell	05/19/17	$3,415,037	$3,460,124	$(45,087)
Barclays Bank PLC	Philippine Peso	30,666,070	Sell	06/16/17	600,883	608,000	(7,117)
BNP Paribas	South African Rand	56,586,342	Sell	04/07/17	4,157,719	4,215,566	(57,847)
BNP Paribas	Polish Zloty	13,782,743	Sell	04/07/17	3,383,827	3,475,377	(91,550)
BNP Paribas	Mexican Peso	78,679,027	Sell	05/19/17	3,764,232	4,172,700	(408,469)

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
BNP Paribas	Indonesian Rupiah	50,194,746,125	Sell	06/16/17	$3,699,495	$3,747,590	$(48,095)
BNP Paribas	Thai Baht	142,019,697	Sell	06/16/17	4,046,583	4,130,657	(84,074)
BNP Paribas	Malaysian Ringgit	20,214,909	Sell	06/16/17	4,507,729	4,537,175	(29,446)
Citibank N.A.	Turkish Lira	11,701,978	Sell	04/07/17	3,063,549	3,216,989	(153,440)
HSBC Bank USA N.A.	Russian Ruble	225,086,922	Sell	04/07/17	3,738,513	3,996,801	(258,288)
HSBC Bank USA N.A.	Romanian New Leu	2,063,414	Sell	04/07/17	493,444	483,417	10,027
JPMorgan Chase Bank N.A.	Colombian Peso	6,651,495,118	Sell	05/19/17	2,281,034	2,298,996	(17,962)
Morgan Stanley Capital Services LLC	Hungarian Forint	884,306,740	Sell	04/07/17	3,072,640	3,057,125	15,515
							$(1,175,833)

At March 31, 2017, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	1,806	06/21/17	$224,959,875	$134,651
U.S. Treasury 2-Year Note	907	06/30/17	196,322,980	223,043
U.S. Treasury 5-Year Note	1,403	06/30/17	165,170,364	271,130
U.S. Treasury Ultra Long Bond	964	06/21/17	154,842,500	391,943
			$741,295,719	$1,020,767
Short Contracts
Euro-Bund	(853)	06/08/17	(146,889,479)	(1,371,600)
U.S. Treasury Long Bond	(10)	06/20/17	(1,508,437)	(1,478)
U.S. Treasury Ultra 10-Year Note	(2,174)	06/21/17	(291,078,230)	(1,703,474)
			$(439,476,146)	$(3,076,552)

At March 31, 2017, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Clearinghouse	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade, Series 28, Version 1	Buy	1.000	Intercontinental Exchange	06/20/22	USD	125,000,000	$(2,063,750)	$(60,427)
							$(2,063,750)	$(60,427)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At March 31, 2017, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.372% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/30	USD	50,908,000	$(1,033,944)	$(1,033,944)
Receive a fixed rate equal to 2.510% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/35	USD	29,003,000	(576,337)	(576,337)
Receive a fixed rate equal to 2.593% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/40	USD	40,443,000	(637,132)	(637,132)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.619%	Chicago Mercantile Exchange	10/13/45	USD	35,916,000	545,752	545,752
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.668%	Chicago Mercantile Exchange	10/30/19	USD	444,148,000	750,123	750,123

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.460% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/20	USD	225,664,000	$(3,341,498)	$(3,341,498)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.780%	Chicago Mercantile Exchange	10/13/22	USD	112,415,000	1,994,827	1,994,827
Receive a fixed rate equal to 2.126% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/10/26	USD	159,717,000	(4,145,882)	(4,145,882)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.646%	Chicago Mercantile Exchange	06/27/26	USD	21,168,000	1,305,373	1,305,373
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.619%	Chicago Mercantile Exchange	06/27/26	USD	21,168,000	1,354,626	1,354,626
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.622%	Chicago Mercantile Exchange	06/27/26	USD	21,168,000	1,349,253	1,349,253
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.621%	Chicago Mercantile Exchange	06/27/26	USD	21,169,000	1,351,108	1,351,108
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.625%	Chicago Mercantile Exchange	06/27/26	USD	12,444,000	789,919	789,919
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.902%	Chicago Mercantile Exchange	06/28/26	USD	159,717,000	5,861,143	5,861,143
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.538%	Chicago Mercantile Exchange	09/22/26	USD	4,716,387	346,467	346,467
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.539%	Chicago Mercantile Exchange	09/22/26	USD	31,868,000	2,339,380	2,339,380
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.546%	Chicago Mercantile Exchange	09/22/26	USD	6,287,000	457,984	457,984
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.558%	Chicago Mercantile Exchange	09/22/26	USD	31,421,000	2,256,285	2,256,285
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.558%	Chicago Mercantile Exchange	09/22/26	USD	31,428,000	2,255,428	2,255,428
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.562%	Chicago Mercantile Exchange	09/22/26	USD	35,704,613	2,551,221	2,551,221
Receive a fixed rate equal to 2.312% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	12/05/26	USD	133,209,000	(1,008,711)	(1,008,711)
Receive a fixed rate equal to 2.255% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	12/06/26	USD	105,333,000	(1,322,035)	(1,322,035)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.387%	Chicago Mercantile Exchange	01/15/27	USD	31,085,000	44,514	79,879
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.440%	Chicago Mercantile Exchange	01/15/27	USD	26,422,000	(86,865)	(55,638)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.429%	Chicago Mercantile Exchange	01/15/27	USD	35,981,000	(83,046)	(40,852)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.431%	Chicago Mercantile Exchange	01/15/27	USD	28,806,000	(70,846)	(37,025)
					$13,247,107	$13,389,714

At March 31, 2017, the following over-the-counter written interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	2.188%	Pay	3-month USD-LIBOR-BBA	05/16/17	USD	190,470,000	$39,616	$(352,532)
				Total Written Swaptions				$39,616	$(352,532)

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Interest rate contracts	Purchased options	$244,954
Foreign exchange contracts	Forward foreign currency contracts	36,071
Interest rate contracts	Futures contracts	1,020,767
Interest rate contracts	Interest rate swaps	25,588,768
Total Asset Derivatives		$26,890,560

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$1,210,449
Interest rate contracts	Futures contracts	3,076,552
Credit contracts	Credit default swaps	60,427
Interest rate contracts	Interest rate swaps	12,199,054
Interest rate contracts	Writen options	352,532
Total Liability Derivatives		$16,899,014

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2017:

	Barclays Bank PLC	BNP Paribas	Citibank N.A.	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Totals
Assets:
Purchased options	$-	$-	$-	$-	$-	$244,954	$244,954
Forward foreign currency contracts	-	-	-	10,027	-	26,044	36,071
Total Assets	$-	$-	$-	$10,027	$-	$270,998	$281,025

Liabilities:
Forward foreign currency contracts	$52,204	$719,481	$153,440	$258,288	$17,962	$9,074	$1,210,449
Writen options	-	-	-	-	-	352,532	352,532
Total Liabilities	$52,204	$719,481	$153,440	$258,288	$17,962	$361,606	$1,562,981

Net OTC derivative instruments by counterparty, at fair value	$(52,204)	$(719,481)	$(153,440)	$(248,261)	$(17,962)	$(90,608)	$(1,281,956)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$719,481	$-	$-	$-	$-	$719,481
Net Exposure(1)(2)	$(52,204)	$-	$(153,440)	$(248,261)	$(17,962)	$(90,608)	$(562,475)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

(2) At March 31, 2017, the Portfolio had pledged $1,000,000 in cash collateral to BNP Paribas. Excess cash collateral is not shown for financial reporting purposes.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N- Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Intermediate Bond Portfolio

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 26, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 26, 2017